Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.
(a)
........................ 889,735 $ 61,204,871
AeroVironment, Inc.
(a) (b)
................. 704,900 200,861,255
AerSale Corp.
(a) (b)
..................... 814,838 4,897,176
Archer Aviation, Inc. , Class A
(a) (b)
........... 13,617,035 147,744,830
Astronics Corp.
(a)
..................... 759,518 25,428,663
Byrna Technologies, Inc.
(a) (b)
.............. 451,353 13,937,781
Cadre Holdings, Inc. ................... 706,459 22,500,719
Ducommun, Inc.
(a)
.................... 342,220 28,277,639
Eve Holding, Inc.
(a) (b)
................... 1,287,969 8,835,467
Intuitive Machines, Inc. , Class A
(a) (b)
......... 2,732,968 29,707,362
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 4,108,243 190,827,887
Mercury Systems, Inc.
(a) (b)
............... 1,304,593 70,265,379
Moog, Inc. , Class A ................... 704,240 127,446,313
National Presto Industries, Inc. ............ 128,466 12,584,529
Park Aerospace Corp. .................. 428,495 6,328,871
Redwire Corp.
(a) (b)
..................... 841,574 13,717,656
Satellogic, Inc. , Class A
(a)
............... 1,680,577 6,083,689
Triumph Group, Inc.
(a)
.................. 1,859,383 47,879,112
V2X, Inc.
(a) (b)
........................ 429,181 20,836,737
VirTra, Inc.
(a)
........................ 55,681 393,665
1,039,759,601
Air Freight & Logistics — 0.1%
Forward Air Corp.
(a) (b)
.................. 623,915 15,310,874
Hub Group, Inc. , Class A ................ 1,497,961 50,076,836
Radiant Logistics, Inc.
(a)
................ 834,083 5,071,225
70,458,935
Automobile Components — 1.2%
Adient plc
(a)
......................... 2,103,946 40,942,789
American Axle & Manufacturing Holdings, Inc.
(a) (b)
2,986,477 12,184,826
Cooper-Standard Holdings, Inc.
(a) (b)
......... 421,564 9,063,626
Dana, Inc. .......................... 3,311,671 56,795,158
Dorman Products, Inc.
(a) (b)
............... 687,643 84,353,167
Fox Factory Holding Corp.
(a)
.............. 1,050,032 27,237,830
Garrett Motion, Inc. ................... 3,142,062 33,023,072
Gentherm, Inc.
(a)
..................... 758,793 21,466,254
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 6,543,629 67,857,433
Holley, Inc.
(a) (b)
....................... 1,343,846 2,687,692
LCI Industries ....................... 617,399 56,300,615
Luminar Technologies, Inc. , Class A
(a) (b)
...... 1,003,526 2,880,119
Modine Manufacturing Co.
(a) (b)
............ 1,309,280 128,964,080
Motorcar Parts of America, Inc.
(a) (b)
......... 420,133 4,705,489
Patrick Industries, Inc.
(b)
................ 813,103 75,025,014
Phinia, Inc. ......................... 995,207 44,276,759
Solid Power, Inc. , Class A
(a) (b)
............. 3,638,714 7,968,784
Standard Motor Products, Inc. ............ 522,868 16,062,505
Stoneridge, Inc.
(a)
..................... 95,739 674,002
Strattec Security Corp.
(a) (b)
............... 75,027 4,667,430
Visteon Corp.
(a) (b)
..................... 686,534 64,053,622
XPEL, Inc.
(a) (b) (c)
...................... 602,141 21,616,862
782,807,128
Automobiles — 0.0%
Faraday Future Intelligent Electric, Inc.
(a)
..... 2,134,801 3,586,466
Livewire Group, Inc.
(a) (b)
................. 856,936 3,941,905
Winnebago Industries, Inc. .............. 690,458 20,023,282
27,551,653
Banks — 10.5%
1st Source Corp. ..................... 474,892 29,476,546
ACNB Corp. ........................ 248,441 10,643,212
Amalgamated Financial Corp. ............ 571,721 17,837,695
Amerant Bancorp, Inc. , Class A ........... 928,214 16,921,341
Ameris Bancorp ...................... 1,652,423 106,911,768
Security
Shares
Shares Value
Banks (continued)
Ames National Corp. .................. 243,711 $ 4,340,493
Arrow Financial Corp. .................. 451,792 11,936,345
Associated Banc-Corp. ................. 4,195,056 102,317,416
Atlantic Union Bankshares Corp. .......... 3,582,993 112,076,021
Axos Financial, Inc.
(a)
.................. 1,318,406 100,251,592
Banc of California, Inc. ................. 3,450,971 48,486,143
BancFirst Corp. ...................... 522,612 64,605,295
Bancorp, Inc. (The)
(a) (b)
................. 1,138,755 64,874,872
Bank First Corp. ..................... 230,651 27,136,090
Bank of Hawaii Corp. .................. 1,008,963 68,135,271
Bank of Marin Bancorp ................. 422,824 9,657,300
Bank of NT Butterfield & Son Ltd. (The) ...... 1,100,022 48,708,974
Bank7 Corp. ........................ 128,197 5,362,481
BankFinancial Corp. ................... 85,489 989,108
BankUnited, Inc. ..................... 1,910,965 68,011,244
Bankwell Financial Group, Inc. ............ 185,676 6,689,906
Banner Corp. ....................... 851,427 54,619,042
Bar Harbor Bankshares ................ 428,072 12,825,037
BayCom Corp. ...................... 301,382 8,351,295
BCB Bancorp, Inc. .................... 457,525 3,852,361
Berkshire Hills Bancorp, Inc. ............. 1,139,653 28,536,911
Blue Foundry Bancorp
(a) (b)
............... 552,875 5,291,014
Blue Ridge Bankshares, Inc.
(a) (b)
........... 1,134,586 4,073,164
Bridgewater Bancshares, Inc.
(a)
........... 531,908 8,462,656
Brookline Bancorp, Inc. ................. 2,196,445 23,172,495
Burke & Herbert Financial Services Corp. .... 330,487 19,739,989
Business First Bancshares, Inc. ........... 686,628 16,925,380
BV Financial, Inc.
(a)
................... 137,428 2,093,028
Byline Bancorp, Inc. ................... 752,596 20,116,891
C&F Financial Corp. ................... 57,106 3,525,153
Cadence Bank ...................... 3,931,458 125,728,027
California Bancorp
(a) (b)
.................. 557,967 8,793,560
Camden National Corp. ................ 422,595 17,148,905
Capital Bancorp, Inc. .................. 291,951 9,803,715
Capital City Bank Group, Inc. ............. 386,668 15,215,386
Capitol Federal Financial, Inc. ............ 3,044,800 18,573,280
Carter Bankshares, Inc.
(a) (b)
.............. 608,319 10,548,251
Cathay General Bancorp ................ 1,581,884 72,023,179
CB Financial Services, Inc. .............. 68,948 1,965,018
Central Pacific Financial Corp. ............ 566,367 15,875,267
CF Bankshares, Inc. ................... 52,693 1,263,051
Chain Bridge Bancorp, Inc. , Class A
(a) (b)
...... 33,641 866,929
Chemung Financial Corp. ............... 94,381 4,574,647
ChoiceOne Financial Services, Inc. ......... 334,506 9,600,322
Citizens & Northern Corp. ............... 416,187 7,882,582
Citizens Community Bancorp, Inc. ......... 110,211 1,520,912
Citizens Financial Services, Inc. ........... 119,460 7,014,691
City Holding Co. ..................... 360,875 44,178,318
Civista Bancshares, Inc. ................ 445,704 10,340,333
CNB Financial Corp. ................... 567,908 12,982,377
Coastal Financial Corp.
(a) (b)
.............. 323,174 31,305,865
Colony Bankcorp, Inc. ................. 504,435 8,308,044
Columbia Financial, Inc.
(a) (b)
.............. 686,840 9,966,048
Community Financial System, Inc. ......... 1,324,533 75,326,192
Community Trust Bancorp, Inc. ........... 400,743 21,207,320
Community West Bancshares ............ 451,090 8,800,766
ConnectOne Bancorp, Inc. .............. 1,226,140 28,397,402
Customers Bancorp, Inc.
(a)
............... 739,317 43,427,481
CVB Financial Corp. ................... 3,302,879 65,363,975
Dime Community Bancshares, Inc. ......... 1,014,127 27,320,581
Eagle Bancorp Montana, Inc. ............. 115,390 1,923,551
Eagle Bancorp, Inc. ................... 743,164 14,476,835
Eagle Financial Services, Inc. ............ 62,906 1,926,182
Eastern Bankshares, Inc. ............... 4,986,035 76,136,754
ECB Bancorp, Inc.
(a)
................... 75,552 1,166,523

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Enterprise Bancorp, Inc. ................ 265,762 $ 10,534,806
Enterprise Financial Services Corp. ........ 927,455 51,102,771
Equity Bancshares, Inc. , Class A .......... 420,369 17,151,055
Esquire Financial Holdings, Inc. ........... 183,223 17,343,889
ESSA Bancorp, Inc. ................... 209,479 4,063,893
Farmers & Merchants Bancorp, Inc. ........ 349,099 8,825,223
Farmers National Banc Corp. ............. 983,663 13,564,713
FB Bancorp, Inc.
(a)
.................... 369,150 4,152,938
FB Financial Corp. .................... 902,833 40,898,335
Fidelity D&D Bancorp, Inc. ............... 125,965 5,794,390
Financial Institutions, Inc. ............... 498,734 12,807,489
Finward Bancorp ..................... 37,468 1,034,866
Finwise Bancorp
(a)
.................... 113,819 1,708,423
First Bancorp ....................... 4,947,190 126,514,609
First Bancorp, Inc. (The) ................ 304,564 7,738,971
First Bank .......................... 562,589 8,703,252
First Busey Corp. ..................... 2,129,092 48,724,270
First Business Financial Services, Inc. ....... 216,077 10,946,461
First Capital, Inc.
(b)
.................... 45,901 1,895,252
First Commonwealth Financial Corp. ........ 2,581,025 41,890,036
First Community Bankshares, Inc. ......... 424,302 16,619,909
First Community Corp. ................. 95,251 2,322,219
First Financial Bancorp ................. 2,422,746 58,775,818
First Financial Bankshares, Inc. ........... 3,360,129 120,897,441
First Financial Corp. ................... 297,419 16,117,136
First Foundation, Inc.
(a) (b)
................ 1,587,525 8,096,378
First Internet Bancorp .................. 209,329 5,630,950
First Interstate BancSystem, Inc. , Class A .... 2,208,386 63,645,685
First Merchants Corp. .................. 1,468,748 56,253,048
First Mid Bancshares, Inc. ............... 583,494 21,875,190
First National Corp.
(b)
.................. 114,846 2,236,052
First Savings Financial Group, Inc. ......... 82,033 2,054,106
First United Corp. .................... 99,617 3,089,123
First Western Financial, Inc.
(a) (b)
........... 211,728 4,776,584
Firstsun Capital Bancorp
(a) (b)
.............. 270,011 9,382,882
Five Star Bancorp .................... 458,114 13,074,574
Flagstar Financial, Inc. ................. 7,588,746 80,440,708
Flushing Financial Corp. ................ 794,271 9,435,940
Franklin Financial Services Corp.
(b)
......... 70,335 2,435,349
FS Bancorp, Inc. ..................... 191,499 7,541,231
Fulton Financial Corp. .................. 4,388,840 79,174,674
FVCBankcorp, Inc.
(a) (b)
................. 395,715 4,669,437
GBank Financial Holdings, Inc.
(a) (b)
......... 201,314 7,128,529
German American Bancorp, Inc. ........... 861,361 33,171,012
Glacier Bancorp, Inc. .................. 2,873,642 123,796,497
Great Southern Bancorp, Inc. ............. 230,444 13,545,498
Greene County Bancorp, Inc. ............. 183,465 4,076,592
Guaranty Bancshares, Inc. .............. 222,740 9,453,086
Hancock Whitney Corp. ................ 2,204,262 126,524,639
Hanmi Financial Corp. ................. 749,067 18,486,974
Hanover Bancorp, Inc. ................. 59,986 1,373,080
HarborOne Bancorp, Inc. ............... 985,395 11,509,414
Hawthorn Bancshares, Inc. .............. 84,496 2,462,213
HBT Financial, Inc. .................... 385,021 9,706,379
Heritage Commerce Corp. ............... 1,551,860 15,409,970
Heritage Financial Corp. ................ 853,723 20,352,756
Hilltop Holdings, Inc. ................... 1,171,335 35,550,017
Hingham Institution for Savings (The)
(b)
...... 39,297 9,759,410
Home Bancorp, Inc. ................... 190,013 9,838,873
Home BancShares, Inc. ................ 4,803,250 136,700,495
HomeStreet, Inc.
(a)
.................... 459,246 6,002,345
HomeTrust Bancshares, Inc. ............. 419,465 15,692,186
Hope Bancorp, Inc. ................... 3,000,719 32,197,715
Horizon Bancorp, Inc. .................. 1,133,667 17,435,798
Independent Bank Corp. ................ 1,622,659 85,141,945
Security
Shares
Shares Value
Banks (continued)
International Bancshares Corp. ........... 1,377,114 $ 91,660,708
Investar Holding Corp. ................. 262,081 5,063,405
John Marshall Bancorp, Inc. ............. 309,524 5,735,480
Kearny Financial Corp. ................. 1,428,956 9,231,056
Lakeland Financial Corp. ................ 620,487 38,128,926
Landmark Bancorp, Inc. ................ 65,627 1,735,178
LCNB Corp. ........................ 327,583 4,759,781
LINKBANCORP, Inc. .................. 474,685 3,469,947
Live Oak Bancshares, Inc. ............... 888,795 26,486,091
MainStreet Bancshares, Inc. ............. 102,818 1,943,260
Mercantile Bank Corp. ................. 406,839 18,881,398
Meridian Corp. ...................... 138,446 1,784,569
Metrocity Bankshares, Inc. .............. 521,137 14,894,095
Metropolitan Bank Holding Corp.
(a) (b)
........ 255,881 17,911,670
Mid Penn Bancorp, Inc. ................. 497,569 14,031,446
Middlefield Banc Corp. ................. 188,056 5,662,366
Midland States Bancorp, Inc. ............. 512,538 8,877,158
MidWestOne Financial Group, Inc. ......... 508,480 14,628,970
MVB Financial Corp. .................. 307,663 6,931,647
National Bank Holdings Corp. , Class A ...... 953,327 35,854,628
National Bankshares, Inc. ............... 155,596 4,232,211
NB Bancorp, Inc.
(a) (b)
................... 906,888 16,197,020
NBT Bancorp, Inc. .................... 1,279,396 53,158,904
Nicolet Bankshares, Inc. ................ 341,435 42,160,394
Northeast Bank ...................... 185,794 16,533,808
Northeast Community Bancorp, Inc. ........ 360,014 8,368,525
Northfield Bancorp, Inc. ................ 1,012,570 11,624,304
Northpointe Bancshares, Inc.
(b)
............ 173,942 2,384,745
Northrim Bancorp, Inc. ................. 142,785 13,316,129
Northwest Bancshares, Inc. .............. 3,256,723 41,620,920
Norwood Financial Corp. ................ 192,924 4,973,581
Oak Valley Bancorp ................... 180,694 4,922,105
OceanFirst Financial Corp. .............. 1,458,629 25,686,457
OFG Bancorp ....................... 1,135,090 48,581,852
Ohio Valley Banc Corp. ................. 44,365 1,429,884
Old National Bancorp .................. 8,059,334 171,986,188
Old Point Financial Corp.
(b)
.............. 93,892 3,685,261
Old Second Bancorp, Inc. ............... 1,099,341 19,502,309
OP Bancorp ........................ 214,034 2,780,302
Orange County Bancorp, Inc. ............. 264,900 6,845,016
Origin Bancorp, Inc. ................... 744,769 26,618,044
Orrstown Financial Services, Inc. .......... 451,693 14,377,388
Pacific Premier Bancorp, Inc. ............. 2,400,025 50,616,527
Park National Corp. ................... 371,811 62,189,108
Parke Bancorp, Inc. ................... 338,807 6,901,499
Pathward Financial, Inc.
(b)
............... 607,599 48,073,233
Patriot National Bancorp, Inc.
(a) (b)
.......... 993,776 1,510,540
PCB Bancorp ....................... 338,252 7,096,527
Peapack-Gladstone Financial Corp. ........ 431,303 12,184,310
Penns Woods Bancorp, Inc. .............. 119,480 3,627,413
Peoples Bancorp of North Carolina, Inc. ..... 126,890 3,660,777
Peoples Bancorp, Inc. ................. 887,898 27,116,405
Peoples Financial Services Corp. .......... 238,088 11,754,405
Pioneer Bancorp, Inc.
(a)
................. 282,402 3,397,296
Plumas Bancorp ..................... 152,772 6,792,243
Ponce Financial Group, Inc.
(a) (b)
........... 484,847 6,710,282
Preferred Bank ...................... 185,051 16,015,239
Primis Financial Corp. .................. 558,723 6,062,145
Princeton Bancorp, Inc. ................. 140,672 4,296,123
Provident Bancorp, Inc.
(a)
............... 392,650 4,904,199
Provident Financial Services, Inc. .......... 2,976,427 52,176,765
QCR Holdings, Inc. ................... 417,641 28,357,824
RBB Bancorp ....................... 489,821 8,429,819
Red River Bancshares, Inc. .............. 114,292 6,708,940
Renasant Corp. ...................... 2,372,801 85,254,740

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Republic Bancorp, Inc. , Class A ........... 229,000 $ 16,742,190
Rhinebeck Bancorp, Inc.
(a)
............... 51,995 609,901
Richmond Mutual Bancorp, Inc.
(b)
.......... 114,900 1,585,620
Riverview Bancorp, Inc. ................ 311,718 1,714,449
S&T Bancorp, Inc. .................... 956,183 36,162,841
SB Financial Group, Inc. ................ 95,822 1,830,200
Seacoast Banking Corp. of Florida ......... 2,123,178 58,642,176
ServisFirst Bancshares, Inc. ............. 1,288,524 99,873,495
Shore Bancshares, Inc. ................. 801,451 12,598,810
Sierra Bancorp ...................... 374,857 11,129,504
Simmons First National Corp. , Class A ...... 3,191,084 60,502,953
SmartFinancial, Inc. ................... 403,465 13,629,048
Sound Financial Bancorp, Inc. ............ 25,981 1,195,126
South Plains Financial, Inc. .............. 341,633 12,312,453
Southern First Bancshares, Inc.
(a)
.......... 203,728 7,747,776
Southern Missouri Bancorp, Inc. ........... 266,030 14,573,123
Southern States Bancshares, Inc. .......... 216,763 7,883,670
Southside Bancshares, Inc. .............. 766,894 22,569,690
SR Bancorp, Inc. ..................... 138,068 1,863,918
Stellar Bancorp, Inc. ................... 1,188,340 33,249,753
Sterling Bancorp, Inc.
(a) (b) (d)
............... 580,763 6
Stock Yards Bancorp, Inc. ............... 656,102 51,818,936
Texas Capital Bancshares, Inc.
(a)
.......... 1,145,587 90,959,608
Third Coast Bancshares, Inc.
(a) (b)
........... 322,000 10,519,740
Timberland Bancorp, Inc. ............... 210,899 6,580,049
Tompkins Financial Corp. ............... 337,491 21,170,810
Towne Bank ........................ 1,799,097 61,493,135
TriCo Bancshares .................... 785,974 31,824,087
Triumph Financial, Inc.
(a) (b)
............... 562,048 30,974,465
TrustCo Bank Corp. ................... 456,367 15,251,785
Trustmark Corp. ..................... 1,502,104 54,766,712
UMB Financial Corp. .................. 1,823,439 191,752,845
Union Bankshares, Inc. ................. 43,846 1,167,181
United Bankshares, Inc. ................ 3,556,559 129,565,444
United Community Banks, Inc. ............ 3,008,883 89,634,625
United Security Bancshares .............. 84,477 730,726
Unity Bancorp, Inc. .................... 209,629 9,869,333
Univest Financial Corp. ................. 731,932 21,987,237
USCB Financial Holdings, Inc. , Class A ...... 264,630 4,376,980
Valley National Bancorp ................ 12,224,403 109,163,919
Veritex Holdings, Inc. .................. 1,324,638 34,573,052
Virginia National Bankshares Corp. ......... 120,985 4,476,445
WaFd, Inc. ......................... 2,033,085 59,528,729
Washington Trust Bancorp, Inc. ........... 476,417 13,473,073
WesBanco, Inc. ...................... 2,353,945 74,455,280
West Bancorp, Inc. .................... 459,713 9,024,166
Westamerica Bancorp ................. 630,635 30,547,959
Western New England Bancorp, Inc. ........ 282,365 2,606,229
WSFS Financial Corp. ................. 1,467,834 80,730,870
6,709,094,904
Beverages — 0.1%
MGP Ingredients, Inc. .................. 352,306 10,558,611
National Beverage Corp.
(a)
............... 588,799 25,459,669
Vita Coco Co., Inc. (The)
(a) (b)
............. 1,003,529 36,227,397
Zevia PBC , Class A
(a) (b)
................. 745,496 2,400,497
74,646,174
Biotechnology — 7.2%
4D Molecular Therapeutics, Inc.
(a)
.......... 1,047,326 3,885,579
89bio, Inc.
(a) (b)
....................... 3,115,282 30,592,069
Abeona Therapeutics, Inc.
(a) (b)
............ 1,072,814 6,093,584
Absci Corp.
(a) (b)
...................... 2,728,155 7,011,358
ACADIA Pharmaceuticals, Inc.
(a) (b)
.......... 3,106,852 67,014,798
Acrivon Therapeutics, Inc.
(a)
.............. 31,767 37,803
Security
Shares
Shares Value
Biotechnology (continued)
Actinium Pharmaceuticals, Inc.
(a)
.......... 49,300 $ 69,020
Actuate Therapeutics, Inc.
(a) (b)
............. 84,877 518,598
Acumen Pharmaceuticals, Inc.
(a)
........... 42,290 49,056
ADC Therapeutics SA
(a) (b)
............... 1,896,497 5,082,612
ADMA Biologics, Inc.
(a) (b)
................ 5,789,023 105,418,109
Adverum Biotechnologies, Inc.
(a)
........... 50,884 109,401
Agenus, Inc.
(a)
....................... 40,649 185,766
Agios Pharmaceuticals, Inc.
(a) (b)
........... 1,410,835 46,924,372
Akebia Therapeutics, Inc.
(a) (b)
............. 6,277,109 22,848,677
Akero Therapeutics, Inc.
(a) (b)
.............. 1,747,112 93,225,896
Aldeyra Therapeutics, Inc.
(a) (b)
............. 1,398,625 5,356,734
Alector, Inc.
(a) (b)
...................... 1,989,490 2,785,286
Alkermes plc
(a)
....................... 4,058,430 116,111,682
Allogene Therapeutics, Inc.
(a) (b)
............ 3,744,340 4,231,104
Altimmune, Inc.
(a) (b)
.................... 1,934,927 7,488,167
ALX Oncology Holdings, Inc.
(a)
............ 123,318 51,189
Amicus Therapeutics, Inc.
(a) (b)
............. 6,996,615 40,090,604
AnaptysBio, Inc.
(a) (b)
................... 492,949 10,943,468
Anavex Life Sciences Corp.
(a) (b)
........... 2,092,091 19,289,079
Anika Therapeutics, Inc.
(a)
............... 318,971 3,374,713
Annexon, Inc.
(a) (b)
..................... 2,412,161 5,789,186
Apogee Therapeutics, Inc.
(a) (b)
............ 801,062 34,790,123
Applied Therapeutics, Inc.
(a)
.............. 681,607 212,048
Arbutus Biopharma Corp.
(a) (b)
............. 3,795,000 11,726,550
Arcellx, Inc.
(a) (b)
...................... 919,749 60,565,472
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 630,613 8,204,275
Arcus Biosciences, Inc.
(a) (b)
.............. 1,711,851 13,934,467
Arcutis Biotherapeutics, Inc.
(a) (b)
........... 2,680,901 37,586,232
Ardelyx, Inc.
(a) (b)
...................... 5,901,362 23,133,339
ArriVent Biopharma, Inc.
(a) (b)
.............. 589,421 12,831,695
Arrowhead Pharmaceuticals, Inc.
(a) (b)
........ 3,013,957 47,620,521
ARS Pharmaceuticals, Inc.
(a) (b)
............ 1,373,584 23,969,041
Artiva Biotherapeutics, Inc.
(a)
............. 83,831 126,585
Astria Therapeutics, Inc.
(a) (b)
.............. 1,073,375 5,753,290
Atossa Therapeutics, Inc.
(a)
.............. 58,267 48,362
aTyr Pharma, Inc.
(a) (b)
.................. 1,946,396 9,868,228
Aura Biosciences, Inc.
(a) (b)
............... 1,015,432 6,356,604
Aurinia Pharmaceuticals, Inc.
(a) (b)
.......... 3,006,963 25,468,977
Avidity Biosciences, Inc.
(a) (b)
.............. 2,856,547 81,125,935
Avita Medical, Inc.
(a) (b)
.................. 678,661 3,590,117
Beam Therapeutics, Inc.
(a) (b)
.............. 2,386,671 40,597,274
Benitec Biopharma, Inc.
(a) (b)
.............. 245,750 2,875,275
Bicara Therapeutics, Inc.
(a) (b)
............. 843,059 7,832,018
BioCryst Pharmaceuticals, Inc.
(a) (b)
......... 5,243,437 46,981,196
Biohaven Ltd.
(a) (b)
..................... 2,261,932 31,915,861
Biomea Fusion, Inc.
(a)
.................. 43,189 77,740
Black Diamond Therapeutics, Inc.
(a)
........ 28,936 71,761
Blueprint Medicines Corp.
(a)
.............. 1,597,857 204,813,310
Bridgebio Pharma, Inc.
(a) (b)
............... 3,902,761 168,521,220
Bright Minds Biosciences, Inc.
(a)
........... 89,427 2,334,939
C4 Therapeutics, Inc.
(a)
................. 118,375 169,276
Cabaletta Bio, Inc.
(a)
................... 42,750 64,980
CAMP4 Therapeutics Corp.
(a)
............. 33,448 48,500
Candel Therapeutics, Inc.
(a) (b)
............. 983,562 4,976,824
Capricor Therapeutics, Inc.
(a) (b)
............ 970,670 9,638,753
Cardiff Oncology, Inc.
(a) (b)
................ 1,562,928 4,923,223
CareDx, Inc.
(a) (b)
...................... 1,364,544 26,663,190
Cargo Therapeutics, Inc.
(a) (b)
.............. 899,524 3,706,039
Caribou Biosciences, Inc.
(a)
.............. 190,578 240,128
Cartesian Therapeutics, Inc.
(a) (b)
........... 250,608 2,603,817
Catalyst Pharmaceuticals, Inc.
(a)
........... 2,895,967 62,842,484
Celcuity, Inc.
(a) (b)
...................... 740,990 9,892,217
Celldex Therapeutics, Inc.
(a) (b)
............. 1,632,691 33,225,262
Century Therapeutics, Inc.
(a)
............. 138,245 77,237
CervoMed, Inc.
(a)
..................... 29,250 183,836

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
CG oncology, Inc.
(a) (b)
.................. 1,395,702 $ 36,288,252
Cibus, Inc. , Class A
(a)
.................. 83,588 115,351
Cidara Therapeutics, Inc.
(a) (b)
............. 409,264 19,935,249
Climb Bio, Inc.
(a)
...................... 50,505 62,626
Cogent Biosciences, Inc.
(a) (b)
............. 2,645,010 18,991,172
Coherus Oncology, Inc.
(a) (b)
.............. 2,700,434 1,974,827
Compass Therapeutics, Inc.
(a) (b)
........... 2,390,481 6,215,251
Corbus Pharmaceuticals Holdings, Inc.
(a)
..... 62,356 430,256
Corvus Pharmaceuticals, Inc.
(a)
........... 1,255,742 5,022,968
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 2,259,683 64,988,483
CRISPR Therapeutics AG
(a) (b)
............. 1,559,037 75,831,560
Cullinan Therapeutics, Inc.
(a) (b)
............ 1,301,086 9,797,178
Cytokinetics, Inc.
(a) (b)
................... 2,913,868 96,274,199
Day One Biopharmaceuticals, Inc.
(a) (b)
....... 1,777,238 11,552,047
Denali Therapeutics, Inc.
(a) (b)
............. 3,307,851 46,276,835
Design Therapeutics, Inc.
(a) (b)
............. 767,278 2,585,727
DiaMedica Therapeutics, Inc.
(a) (b)
.......... 473,587 1,846,989
Dianthus Therapeutics, Inc.
(a) (b)
............ 499,610 9,307,734
Disc Medicine, Inc.
(a) (b)
................. 615,163 32,579,032
Dynavax Technologies Corp.
(a) (b)
........... 2,683,792 26,623,217
Dyne Therapeutics, Inc.
(a) (b)
.............. 2,342,861 22,304,037
Editas Medicine, Inc.
(a) (b)
................ 2,162,616 4,757,755
Eledon Pharmaceuticals, Inc.
(a)
............ 1,184,375 3,209,656
Elevation Oncology, Inc.
(a)
............... 118,890 43,645
Emergent BioSolutions, Inc.
(a) (b)
........... 1,202,592 7,672,537
Enanta Pharmaceuticals, Inc.
(a) (b)
.......... 497,247 3,759,187
Entrada Therapeutics, Inc.
(a) (b)
............ 691,153 4,644,548
Erasca, Inc.
(a) (b)
...................... 4,419,218 5,612,407
Fate Therapeutics, Inc.
(a) (b)
............... 2,714,138 3,039,835
Fennec Pharmaceuticals, Inc.
(a) (b)
.......... 564,098 4,682,013
Fibrobiologics, Inc.
(a)
................... 147,117 91,536
Foghorn Therapeutics, Inc.
(a) (b)
............ 750,326 3,526,532
Galectin Therapeutics, Inc.
(a) (b)
............ 65,105 137,372
Generation Bio Co.
(a)
.................. 249,234 79,780
Geron Corp.
(a) (b)
...................... 15,119,024 21,317,824
Gossamer Bio, Inc.
(a)
.................. 4,254,108 5,232,553
GRAIL, Inc.
(a) (b)
...................... 716,381 36,836,311
Greenwich Lifesciences, Inc.
(a) (b)
........... 162,494 1,473,821
Gyre Therapeutics, Inc.
(a) (b)
.............. 319,152 2,345,767
Heron Therapeutics, Inc.
(a) (b)
.............. 3,762,224 7,787,804
Humacyte, Inc.
(a) (b)
.................... 3,125,687 6,532,686
Ideaya Biosciences, Inc.
(a) (b)
.............. 2,098,674 44,114,127
IGM Biosciences, Inc.
(a)
................. 83,279 93,272
ImmunityBio, Inc.
(a) (b)
................... 5,730,248 15,127,855
Immunome, Inc.
(a) (b)
................... 1,836,320 17,077,776
Immunovant, Inc.
(a) (b)
................... 1,708,759 27,340,144
Inhibikase Therapeutics, Inc.
(a) (b)
........... 863,642 1,684,102
Inhibrx Biosciences, Inc.
(a) (b)
.............. 255,890 3,651,550
Inmune Bio, Inc.
(a) (b)
................... 425,274 982,383
Inovio Pharmaceuticals, Inc.
(a)
............ 43,880 89,296
Inozyme Pharma, Inc.
(a)
................ 1,269,886 5,079,544
Intellia Therapeutics, Inc.
(a) (b)
............. 2,577,132 24,173,498
Invivyd, Inc.
(a)
....................... 471,179 336,893
Iovance Biotherapeutics, Inc.
(a) (b)
........... 6,467,991 11,124,945
Ironwood Pharmaceuticals, Inc. , Class A
(a) (b)
... 3,948,589 2,831,928
iTeos Therapeutics, Inc.
(a)
............... 748,549 7,463,034
Jade Biosciences, Inc.
(b)
................ 613,277 6,126,637
Janux Therapeutics, Inc.
(a) (b)
.............. 979,643 22,629,753
Jasper Therapeutics, Inc.
(a)
.............. 11,544 64,069
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 961,799 10,873,138
Keros Therapeutics, Inc.
(a) (b)
.............. 845,271 11,284,368
Kiniksa Pharmaceuticals International plc
(a)
... 99,120 2,742,650
Kodiak Sciences, Inc.
(a) (b)
................ 825,131 3,077,739
Korro Bio, Inc.
(a) (b)
..................... 172,179 2,150,516
Krystal Biotech, Inc.
(a) (b)
................. 618,220 84,980,521
Security
Shares
Shares Value
Biotechnology (continued)
Kura Oncology, Inc.
(a) (b)
................. 1,973,478 $ 11,386,968
Kymera Therapeutics, Inc.
(a) (b)
............ 1,168,558 50,995,871
Kyverna Therapeutics, Inc.
(a)
............. 51,382 157,743
Larimar Therapeutics, Inc.
(a) (b)
............. 1,039,137 3,003,106
Lexeo Therapeutics, Inc.
(a) (b)
.............. 621,340 2,497,787
MacroGenics, Inc.
(a)
................... 139,330 168,589
Madrigal Pharmaceuticals, Inc.
(a) (b)
......... 421,794 127,651,736
MannKind Corp.
(a) (b)
................... 7,536,924 28,188,096
MeiraGTx Holdings plc
(a) (b)
............... 1,073,300 6,997,916
Mersana Therapeutics, Inc.
(a)
............. 569,306 168,515
Metagenomi, Inc.
(a)
.................... 38,900 57,572
Metsera, Inc.
(a) (b)
..................... 444,966 12,659,283
MiMedx Group, Inc.
(a) (b)
................. 2,995,020 18,299,572
Mineralys Therapeutics, Inc.
(a) (b)
........... 976,024 13,205,605
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 1,085,110 55,221,248
Monopar Therapeutics, Inc.
(a)
............. 88,547 3,168,212
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 1,150,656 5,189,459
Myriad Genetics, Inc.
(a)
................. 2,288,226 12,150,480
Neurogene, Inc.
(a) (b)
................... 258,003 3,857,145
Nkarta, Inc.
(a) (b)
...................... 1,301,787 2,160,966
Novavax, Inc.
(a) (b)
..................... 3,754,764 23,655,013
Nurix Therapeutics, Inc.
(a) (b)
.............. 1,879,887 21,411,913
Nuvalent, Inc. , Class A
(a) (b)
............... 1,073,374 81,898,436
Nuvectis Pharma, Inc.
(a) (b)
............... 273,180 2,040,655
Ocugen, Inc.
(a) (b)
...................... 763,306 740,712
Olema Pharmaceuticals, Inc.
(a) (b)
........... 1,464,106 6,237,092
Organogenesis Holdings, Inc. , Class A
(a) (b)
.... 1,720,973 6,298,761
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 1,145,547 11,627,302
Oruka Therapeutics, Inc.
(b)
............... 544,982 6,109,248
Outlook Therapeutics, Inc.
(a)
.............. 25,386 40,618
Ovid therapeutics, Inc.
(a)
................ 370,494 122,226
Palvella Therapeutics, Inc.
(a) (b)
............ 156,057 3,517,525
PDL BioPharma, Inc.
(a) (d)
................ 11,853 —
PepGen, Inc.
(a)
...................... 88,893 98,671
Perspective Therapeutics, Inc.
(a) (b)
.......... 1,467,409 5,047,887
Praxis Precision Medicines, Inc.
(a) (b)
......... 445,120 18,717,296
Precigen, Inc.
(a) (b)
..................... 3,748,716 5,323,177
Prelude Therapeutics, Inc.
(a)
.............. 77,561 62,778
Prime Medicine, Inc.
(a) (b)
................ 1,495,519 3,693,932
ProKidney Corp. , Class A
(a)
.............. 233,786 138,425
Protagonist Therapeutics, Inc.
(a) (b)
.......... 1,453,524 80,336,271
Protalix BioTherapeutics, Inc.
(a)
........... 1,519,679 2,249,125
Protara Therapeutics, Inc.
(a)
.............. 677,000 2,051,310
Prothena Corp. plc
(a) (b)
.................. 991,789 6,020,159
PTC Therapeutics, Inc.
(a) (b)
............... 1,939,155 94,708,330
Puma Biotechnology, Inc.
(a) (b)
............. 1,105,175 3,790,750
Pyxis Oncology, Inc.
(a)
.................. 107,117 117,829
Q32 Bio, Inc.
(a)
....................... 38,711 57,679
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 8,459,525 42,805,197
REGENXBIO, Inc.
(a) (b)
.................. 1,177,056 9,663,630
Relay Therapeutics, Inc.
(a) (b)
.............. 3,304,534 11,433,688
Renovaro, Inc.
(a)
..................... 674,101 194,748
Replimune Group, Inc.
(a) (b)
............... 1,654,752 15,372,646
Revolution Medicines, Inc.
(a)
.............. 196,187 7,217,720
Rezolute, Inc.
(a)
...................... 1,570,739 7,005,496
Rhythm Pharmaceuticals, Inc.
(a) (b)
.......... 1,361,616 86,040,515
Rigel Pharmaceuticals, Inc.
(a) (b)
............ 447,110 8,374,370
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 2,108,556 5,165,962
Sage Therapeutics, Inc.
(a)
............... 1,422,077 12,969,342
Sana Biotechnology, Inc.
(a) (b)
............. 3,354,955 9,159,027
Savara, Inc.
(a) (b)
...................... 3,171,344 7,230,664
Scholar Rock Holding Corp.
(a) (b)
........... 2,029,016 71,867,747
SELLAS Life Sciences Group, Inc.
(a) (b)
....... 1,957,048 4,285,935
Shattuck Labs, Inc.
(a)
.................. 217,822 172,471
Sionna Therapeutics, Inc.
(a)
.............. 204,612 3,550,018

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Skye Bioscience, Inc.
(a)
................. 64,185 $ 268,293
Soleno Therapeutics, Inc.
(a) (b)
............. 1,003,167 84,045,331
Solid Biosciences, Inc.
(a) (b)
............... 1,607,093 7,826,543
SpringWorks Therapeutics, Inc.
(a)
.......... 1,829,091 85,948,986
Spyre Therapeutics, Inc.
(a) (b)
.............. 1,239,653 18,557,605
Stoke Therapeutics, Inc.
(a) (b)
.............. 1,016,332 11,535,368
Sutro Biopharma, Inc.
(a)
................. 190,780 136,198
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 2,127,771 19,926,575
Tango Therapeutics, Inc.
(a) (b)
.............. 1,870,277 9,575,818
Taysha Gene Therapies, Inc.
(a) (b)
........... 4,211,175 9,727,814
Tectonic Therapeutic, Inc.
(a) (b)
............. 239,817 4,765,164
Tenaya Therapeutics, Inc.
(a)
.............. 280,118 171,208
Tevogen Bio Holdings, Inc.
(a)
............. 506,323 632,904
TG Therapeutics, Inc.
(a) (b)
................ 3,625,499 130,481,709
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 140,615 5,059,328
Tourmaline Bio, Inc.
(a) (b)
................. 487,935 7,802,081
Travere Therapeutics, Inc.
(a) (b)
............ 2,208,545 32,686,466
TriSalus Life Sciences, Inc.
(a)
............. 180,851 985,638
TScan Therapeutics, Inc.
(a)
.............. 60,622 87,902
TuHURA Biosciences, Inc.
(a)
............. 402,988 898,663
Twist Bioscience Corp.
(a) (b)
............... 1,477,323 54,350,713
Tyra Biosciences, Inc.
(a) (b)
............... 593,286 5,677,747
Upstream Bio, Inc.
(a) (b)
.................. 843,283 9,259,247
UroGen Pharma Ltd.
(a) (b)
................ 928,587 12,721,642
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 1,392,231 6,571,330
Vaxcyte, Inc.
(a) (b)
...................... 3,139,475 102,064,332
Vera Therapeutics, Inc. , Class A
(a) (b)
......... 1,282,274 30,210,375
Veracyte, Inc.
(a) (b)
..................... 1,961,003 53,005,911
Verastem, Inc.
(a) (b)
..................... 1,166,560 4,841,224
Vericel Corp.
(a) (b)
...................... 1,256,897 53,480,967
Verve Therapeutics, Inc.
(a) (b)
.............. 1,710,529 19,209,241
Vir Biotechnology, Inc.
(a) (b)
............... 2,264,953 11,415,363
Viridian Therapeutics, Inc.
(a) (b)
............. 1,750,246 24,468,439
Voyager Therapeutics, Inc.
(a) (b)
............ 1,193,399 3,711,471
Werewolf Therapeutics, Inc.
(a)
............ 111,909 121,981
X4 Pharmaceuticals, Inc.
(a)
.............. 84,030 159,657
XBiotech, Inc.
(a)
...................... 32,550 96,674
Xencor, Inc.
(a) (b)
...................... 1,752,821 13,777,173
Xenon Pharmaceuticals, Inc.
(a) (b)
........... 1,859,700 58,208,610
XOMA Royalty Corp.
(a) (b)
................ 223,642 5,635,778
Y-mAbs Therapeutics, Inc.
(a) (b)
............ 902,531 4,070,415
Zenas Biopharma, Inc.
(a) (b)
............... 397,523 3,851,998
Zentalis Pharmaceuticals, Inc.
(a)
........... 252,306 292,675
Zura Bio Ltd. , Class A
(a)
................. 95,732 100,519
Zymeworks, Inc.
(a) (b)
................... 1,273,277 15,979,626
4,563,863,295
Broadline Retail — 0.1%
1stdibs.com, Inc.
(a)
.................... 46,359 127,487
Groupon, Inc.
(a) (b)
..................... 627,945 21,004,760
Kohl's Corp.
(b)
....................... 2,724,843 23,106,669
Savers Value Village, Inc.
(a) (b)
............. 573,129 5,845,916
50,084,832
Building Products — 1.4%
American Woodmark Corp.
(a)
............. 373,069 19,910,693
Apogee Enterprises, Inc. ................ 530,929 21,555,717
AZZ, Inc. .......................... 739,700 69,886,856
Caesarstone Ltd.
(a)
.................... 60,262 118,716
CSW Industrials, Inc.
(b)
................. 407,314 116,829,875
Gibraltar Industries, Inc.
(a)
............... 748,520 44,162,680
Griffon Corp. ........................ 981,929 71,062,202
Insteel Industries, Inc. .................. 466,656 17,364,270
Janus International Group, Inc.
(a) (b)
......... 3,387,622 27,575,243
JELD-WEN Holding, Inc.
(a) (b)
.............. 2,116,912 8,298,295
Security
Shares
Shares Value
Building Products (continued)
Masterbrand, Inc.
(a) (b)
.................. 3,179,276 $ 34,749,487
Quanex Building Products Corp. ........... 1,174,960 22,206,744
Resideo Technologies, Inc.
(a) (b)
............ 3,725,577 82,186,229
Tecnoglass, Inc. ...................... 611,111 47,275,547
UFP Industries, Inc. ................... 1,509,293 149,963,352
Zurn Elkay Water Solutions Corp. .......... 3,750,492 137,155,492
870,301,398
Capital Markets — 1.7%
Acadian Asset Management, Inc. .......... 706,311 24,890,400
AlTi Global, Inc. , Class A
(a) (b)
............. 972,464 4,035,726
Artisan Partners Asset Management, Inc. , Class
A ............................. 1,590,688 70,515,199
Bakkt Holdings, Inc. , Class A
(a)
............ 95,593 1,333,522
BGC Group, Inc. , Class A ............... 9,002,355 92,094,092
Cohen & Steers, Inc. .................. 701,414 52,851,545
Diamond Hill Investment Group, Inc. ........ 71,621 10,407,247
DigitalBridge Group, Inc. , Class A
(b)
......... 4,303,189 44,538,006
Donnelley Financial Solutions, Inc.
(a) (b)
....... 667,096 41,126,468
Forge Global Holdings, Inc.
(a) (b)
............ 251,829 4,794,824
GCM Grosvenor, Inc. , Class A ............ 1,177,719 13,614,432
Hamilton Lane, Inc. , Class A ............. 39,681 5,639,464
Marex Group plc ..................... 802,252 31,664,886
MarketWise, Inc.
(b)
.................... 54,511 1,078,773
Moelis & Co. , Class A .................. 1,470,957 91,670,040
Open Lending Corp. , Class A
(a) (b)
.......... 2,547,924 4,942,973
P10, Inc. , Class A .................... 1,134,248 11,592,015
Patria Investments Ltd. , Class A ........... 1,513,926 21,285,800
Perella Weinberg Partners , Class C ........ 1,548,200 30,066,044
Piper Sandler Cos. .................... 441,986 122,845,589
PJT Partners, Inc. , Class A
(b)
............. 583,871 96,344,554
Siebert Financial Corp.
(a) (b)
............... 307,974 1,361,245
Silvercrest Asset Management Group, Inc. , Class
A ............................. 248,776 3,945,587
StepStone Group, Inc. , Class A ........... 1,593,569 88,443,079
StoneX Group, Inc.
(a)
.................. 1,139,046 103,812,652
Value Line, Inc. ...................... 21,102 826,143
Victory Capital Holdings, Inc. , Class A ....... 1,124,888 71,621,619
Virtus Investment Partners, Inc. ........... 170,843 30,990,920
Westwood Holdings Group, Inc. ........... 86,555 1,350,258
WisdomTree, Inc. ..................... 3,079,804 35,448,544
1,115,131,646
Chemicals — 1.7%
AdvanSix, Inc. ....................... 665,572 15,807,335
American Vanguard Corp.
(a)
.............. 628,625 2,464,210
Arq, Inc.
(a) (b)
......................... 782,215 4,200,495
ASP Isotopes, Inc.
(a) (b)
.................. 1,439,073 10,591,577
Aspen Aerogels, Inc.
(a) (b)
................ 1,652,232 9,781,213
Avient Corp. ........................ 2,307,722 74,562,498
Balchem Corp. ...................... 816,577 129,999,058
Cabot Corp. ........................ 1,357,853 101,838,975
Chemours Co. (The) ................... 3,731,793 42,729,030
Core Molding Technologies, Inc.
(a)
.......... 204,912 3,399,490
Ecovyst, Inc.
(a) (b)
...................... 2,730,547 22,472,402
Flotek Industries, Inc.
(a)
................. 329,635 4,865,413
Ginkgo Bioworks Holdings, Inc.
(a)
.......... 851,894 9,583,808
Hawkins, Inc. ....................... 487,208 69,232,257
HB Fuller Co. ....................... 1,365,878 82,157,562
Ingevity Corp.
(a)
...................... 910,723 39,243,054
Innospec, Inc. ....................... 625,195 52,572,648
Intrepid Potash, Inc.
(a) (b)
................. 279,900 10,000,827
Koppers Holdings, Inc. ................. 487,171 15,662,548
Kronos Worldwide, Inc. ................. 555,238 3,442,476
LSB Industries, Inc.
(a) (b)
................. 1,377,683 10,745,927

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Mativ Holdings, Inc. ................... 1,368,220 $ 9,331,260
Minerals Technologies, Inc. .............. 800,071 44,059,910
Northern Technologies International Corp. .... 33,744 250,043
Orion SA .......................... 1,416,562 14,859,735
Perimeter Solutions, Inc.
(a) (b)
.............. 3,482,457 48,475,801
PureCycle Technologies, Inc.
(a) (b)
........... 3,246,194 44,472,858
Quaker Chemical Corp. ................ 350,114 39,191,761
Rayonier Advanced Materials, Inc.
(a)
........ 1,606,277 6,184,166
Sensient Technologies Corp. ............. 1,056,166 104,053,474
Solesence, Inc.
(a)
..................... 340,491 1,484,541
Stepan Co. ......................... 537,022 29,310,661
Trinseo plc ......................... 695,464 2,169,848
Tronox Holdings plc ................... 2,993,905 15,179,098
Valhi, Inc. .......................... 69,168 1,117,755
1,075,493,714
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. ................... 1,557,483 73,528,772
ACCO Brands Corp. ................... 2,265,375 8,110,043
Acme United Corp. .................... 50,126 2,077,723
ACV Auctions, Inc. , Class A
(a) (b)
............ 4,192,278 67,998,749
BrightView Holdings, Inc.
(a) (b)
............. 1,520,596 25,317,923
Brink's Co. (The) ..................... 1,082,663 96,670,979
Casella Waste Systems, Inc. , Class A
(a)
...... 1,563,003 180,339,286
CECO Environmental Corp.
(a) (b)
........... 727,508 20,595,751
Cimpress plc
(a) (b)
..................... 380,646 17,890,362
CompX International, Inc. ............... 30,151 801,112
CoreCivic, Inc.
(a)
..................... 2,709,324 57,085,457
Deluxe Corp. ........................ 1,106,681 17,607,295
Driven Brands Holdings, Inc.
(a) (b)
........... 1,499,022 26,322,826
Ennis, Inc. ......................... 601,274 10,907,110
Enviri Corp.
(a) (b)
...................... 1,916,717 16,637,104
GEO Group, Inc. (The)
(a)
................ 3,419,275 81,891,636
Healthcare Services Group, Inc.
(a)
.......... 1,822,102 27,386,193
HNI Corp. .......................... 1,169,171 57,499,830
Interface, Inc. ....................... 1,457,722 30,510,121
LanzaTech Global, Inc.
(a) (b)
............... 601,768 163,199
Liquidity Services, Inc.
(a)
................ 578,587 13,648,867
MillerKnoll, Inc. ...................... 1,706,452 33,139,298
Mobile Infrastructure Corp.
(a)
............. 136,552 618,581
Montrose Environmental Group, Inc.
(a) (b)
...... 809,821 17,726,982
NL Industries, Inc. .................... 200,885 1,285,664
OPENLANE, Inc.
(a) (b)
................... 2,673,605 65,369,642
Perma-Fix Environmental Services, Inc.
(a) (b)
... 429,140 4,514,553
Pitney Bowes, Inc. .................... 2,824,683 30,817,292
Quad/Graphics, Inc. , Class A ............. 773,541 4,370,507
Quest Resource Holding Corp.
(a)
........... 27,526 55,603
Steelcase, Inc. , Class A ................ 2,181,334 22,751,314
UniFirst Corp. ....................... 376,967 70,952,729
Vestis Corp. ........................ 2,844,059 16,296,458
Virco Mfg. Corp. ..................... 274,488 2,190,414
VSE Corp.
(b)
........................ 506,641 66,359,838
1,169,439,213
Communications Equipment — 0.8%
(a)
ADTRAN Holdings, Inc. ................ 1,897,804 17,023,302
Applied Optoelectronics, Inc.
(b)
............ 1,343,181 34,506,320
Aviat Networks, Inc.
(b)
.................. 291,628 7,013,653
BK Technologies Corp.
(b)
................ 63,760 3,005,009
Calix, Inc. .......................... 1,480,210 78,732,370
Clearfield, Inc.
(b)
...................... 299,984 13,022,305
CommScope Holding Co., Inc. ............ 5,347,067 44,273,715
Digi International, Inc.
(b)
................. 913,917 31,859,147
Extreme Networks, Inc. ................. 3,303,547 59,298,669
Harmonic, Inc. ....................... 2,814,241 26,650,862
Security
Shares
Shares Value
Communications Equipment (continued)
Inseego Corp.
(b)
...................... 271,214 $ 2,234,803
NETGEAR, Inc. ...................... 708,157 20,586,124
NetScout Systems, Inc. ................. 1,768,102 43,866,611
Ribbon Communications, Inc.
(b)
........... 2,354,945 9,443,329
Viasat, Inc.
(b)
........................ 2,837,713 41,430,610
Viavi Solutions, Inc.
(b)
.................. 5,534,368 55,731,086
488,677,915
Construction & Engineering — 2.2%
Ameresco, Inc. , Class A
(a) (b)
.............. 802,786 12,194,319
Arcosa, Inc.
(b)
....................... 1,212,081 105,099,544
Argan, Inc. ......................... 331,368 73,060,017
Bowman Consulting Group Ltd.
(a) (b)
......... 346,836 9,971,535
Centuri Holdings, Inc.
(a)
................. 416,192 9,339,348
Concrete Pumping Holdings, Inc. .......... 564,081 3,469,098
Construction Partners, Inc. , Class A
(a) (b)
...... 1,173,718 124,742,749
Dycom Industries, Inc.
(a)
................ 700,963 171,308,348
Fluor Corp.
(a) (b)
....................... 4,182,480 214,435,750
Granite Construction, Inc. ............... 1,098,253 102,697,638
Great Lakes Dredge & Dock Corp.
(a)
........ 1,667,524 20,327,118
IES Holdings, Inc.
(a) (b)
.................. 225,823 66,895,547
Limbach Holdings, Inc.
(a) (b)
............... 266,912 37,394,371
Matrix Service Co.
(a) (b)
.................. 663,279 8,960,899
MYR Group, Inc.
(a)
.................... 386,333 70,100,123
NWPX Infrastructure, Inc.
(a)
.............. 243,721 9,994,998
Orion Group Holdings, Inc.
(a) (b)
............ 949,105 8,608,382
Primoris Services Corp. ................ 1,356,539 105,728,650
Southland Holdings, Inc.
(a) (b)
.............. 196,662 822,047
Sterling Infrastructure, Inc.
(a) (b)
............ 745,264 171,954,763
Tutor Perini Corp.
(a)
................... 1,113,978 52,111,891
1,379,217,135
Construction Materials — 0.2%
Knife River Corp.
(a) (b)
................... 1,433,251 117,010,611
Smith-Midland Corp.
(a) (b)
................ 89,498 3,003,553
Titan America SA
(a) (b)
................... 493,202 6,155,161
United States Lime & Minerals, Inc. ......... 270,826 27,028,435
153,197,760
Consumer Finance — 1.1%
Atlanticus Holdings Corp.
(a) (b)
............. 143,267 7,843,868
Bread Financial Holdings, Inc. ............ 610,841 34,891,238
Consumer Portfolio Services, Inc.
(a) (b)
........ 226,714 2,228,599
Dave, Inc. , Class A
(a) (b)
................. 232,399 62,378,215
Encore Capital Group, Inc.
(a) (b)
............ 583,776 22,597,969
Enova International, Inc.
(a)
............... 622,800 69,454,656
FirstCash Holdings, Inc. ................ 991,808 134,032,933
Green Dot Corp. , Class A
(a)
.............. 1,368,651 14,754,058
LendingClub Corp.
(a) (b)
.................. 2,868,298 34,505,625
LendingTree, Inc.
(a) (b)
.................. 281,253 10,426,049
Medallion Financial Corp. ............... 496,461 4,731,273
Navient Corp. ....................... 1,886,554 26,600,411
Nelnet, Inc. , Class A ................... 356,214 43,144,640
NerdWallet, Inc. , Class A
(a) (b)
............. 1,047,879 11,495,233
Oportun Financial Corp.
(a) (b)
.............. 803,957 5,756,332
OppFi, Inc. , Class A ................... 613,040 8,576,429
PRA Group, Inc.
(a)
.................... 995,749 14,687,298
PROG Holdings, Inc. .................. 1,017,296 29,857,638
Regional Management Corp. ............. 237,222 6,929,255
Upstart Holdings, Inc.
(a) (b)
................ 2,104,444 136,115,438
Vroom, Inc.
(a) (b)
....................... 18,589 529,972
World Acceptance Corp.
(a) (b)
.............. 87,302 14,415,306
695,952,435

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) .................. 826,278 $ 30,365,717
Chefs' Warehouse, Inc. (The)
(a) (b)
.......... 913,202 58,271,420
Grocery Outlet Holding Corp.
(a)
............ 2,346,996 29,149,690
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
. 309,862 6,603,159
HF Foods Group, Inc.
(a) (b)
................ 962,230 3,059,891
Ingles Markets, Inc. , Class A ............. 357,913 22,684,526
Natural Grocers by Vitamin Cottage, Inc. ..... 322,181 12,645,604
PriceSmart, Inc. ...................... 638,443 67,062,053
SpartanNash Co. ..................... 838,456 22,210,699
Sprouts Farmers Market, Inc.
(a)
............ 35,345 5,819,201
United Natural Foods, Inc.
(a) (b)
............ 1,504,808 35,077,075
Village Super Market, Inc. , Class A ......... 225,235 8,671,548
Weis Markets, Inc. .................... 409,056 29,652,469
331,273,052
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA ............. 3,535,047 15,130,001
Greif, Inc. , Class A, NVS ................ 631,231 41,023,703
Greif, Inc. , Class B .................... 119,610 8,254,286
Myers Industries, Inc. .................. 925,791 13,414,712
O-I Glass, Inc.
(a) (b)
..................... 3,856,800 56,849,232
Ranpak Holdings Corp. , Class A
(a)
......... 1,168,534 4,171,666
TriMas Corp. ........................ 839,916 24,029,997
162,873,597
Distributors — 0.0%
A-Mark Precious Metals, Inc. ............. 477,522 10,591,438
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 660,644 13,067,538
Weyco Group, Inc. .................... 140,893 4,672,012
28,330,988
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.
(a)
.......... 922,898 117,420,313
American Public Education, Inc.
(a)
.......... 437,366 13,322,168
Carriage Services, Inc. ................. 344,198 15,743,617
Chegg, Inc.
(a)
........................ 183,681 222,254
Coursera, Inc.
(a)
...................... 3,450,326 30,224,856
European Wax Center, Inc. , Class A
(a) (b)
...... 760,729 4,282,904
Frontdoor, Inc.
(a)
...................... 1,858,309 109,528,732
Graham Holdings Co. , Class B ............ 80,683 76,339,834
KinderCare Learning Cos., Inc.
(a) (b)
......... 777,522 7,852,972
Laureate Education, Inc.
(a)
............... 3,240,917 75,772,639
Lincoln Educational Services Corp.
(a) (b)
....... 737,524 16,999,928
Matthews International Corp. , Class A ....... 741,672 17,733,378
Mister Car Wash, Inc.
(a) (b)
................ 2,461,288 14,792,341
Nerdy, Inc. , Class A
(a) (b)
................. 1,574,073 2,565,739
OneSpaWorld Holdings Ltd. .............. 2,423,448 49,414,105
Perdoceo Education Corp. ............... 1,551,714 50,725,531
Strategic Education, Inc. ................ 598,030 50,910,294
Stride, Inc.
(a) (b)
....................... 1,067,591 155,003,537
Udemy, Inc.
(a) (b)
...................... 2,426,340 17,057,170
Universal Technical Institute, Inc.
(a) (b)
........ 1,131,600 38,349,924
Zspace, Inc.
(a) (b)
...................... 62,304 203,111
864,465,347
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. ............... 1,864,982 33,252,629
Alpine Income Property Trust, Inc. ......... 306,997 4,515,926
American Assets Trust, Inc. .............. 1,330,881 26,284,900
Armada Hoffler Properties, Inc. ........... 2,030,752 13,951,266
Broadstone Net Lease, Inc. .............. 4,814,964 77,280,172
CTO Realty Growth, Inc. ................ 764,896 13,202,105
Essential Properties Realty Trust, Inc. ....... 4,971,614 158,644,203
Gladstone Commercial Corp. ............. 1,157,609 16,588,537
Global Net Lease, Inc. ................. 5,003,309 37,774,983
Modiv Industrial, Inc. , Class C ............ 149,872 2,110,198
Security
Shares
Shares Value
Diversified REITs (continued)
NexPoint Diversified Real Estate Trust ...... 910,822 $ 3,816,344
One Liberty Properties, Inc. .............. 452,788 10,803,521
398,224,784
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a) (b)
...................... 315,679 8,097,166
AST SpaceMobile, Inc. , Class A
(a)
.......... 241,033 11,263,472
ATN International, Inc. ................. 248,312 4,035,070
Bandwidth, Inc. , Class A
(a) (b)
.............. 677,930 10,779,087
Cogent Communications Holdings, Inc. ...... 1,118,715 53,933,250
Globalstar, Inc.
(a) (b)
.................... 1,251,494 29,472,684
IDT Corp. , Class B .................... 407,153 27,816,693
Liberty Latin America Ltd. , Class A
(a) (b)
....... 760,973 4,641,935
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 3,108,941 19,337,613
Lumen Technologies, Inc.
(a) (b)
............. 23,866,292 104,534,359
Shenandoah Telecommunications Co. ....... 1,253,646 17,124,805
291,036,134
Electric Utilities — 1.1%
ALLETE, Inc. ....................... 1,472,091 94,316,870
Genie Energy Ltd. , Class B .............. 522,386 14,041,736
Hawaiian Electric Industries, Inc.
(a)
......... 4,356,188 46,306,278
MGE Energy, Inc. ..................... 920,136 81,376,828
Oklo, Inc.
(a) (b)
........................ 2,564,223 143,570,846
Otter Tail Corp. ...................... 971,013 74,855,392
Portland General Electric Co. ............. 2,747,636 111,636,451
TXNM Energy, Inc. .................... 2,325,534 130,974,075
697,078,476
Electrical Equipment — 1.6%
Allient, Inc. ......................... 358,824 13,028,899
American Superconductor Corp.
(a) (b)
........ 953,030 34,966,671
Amprius Technologies, Inc.
(a) (b)
............ 2,292,373 9,650,890
Array Technologies, Inc.
(a) (b)
.............. 3,782,199 22,314,974
Atkore, Inc. ......................... 862,288 60,834,418
Blink Charging Co.
(a) (b)
.................. 291,762 274,227
Bloom Energy Corp. , Class A
(a) (b)
.......... 5,113,754 122,320,996
Complete Solaria, Inc.
(a)
................ 1,284,340 2,363,186
Energy Vault Holdings, Inc.
(a)
............. 146,492 105,006
EnerSys ........................... 979,749 84,033,072
Enovix Corp.
(a) (b)
...................... 4,110,813 42,505,806
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 5,543,491 28,382,674
Fluence Energy, Inc. , Class A
(a) (b)
.......... 1,885,442 12,651,316
FuelCell Energy, Inc.
(a) (b)
................ 7,436 41,716
GrafTech International Ltd.
(a)
............. 549,874 534,808
Hyliion Holdings Corp. , Class A
(a) (b)
......... 3,275,223 4,323,294
KULR Technology Group, Inc.
(a) (b)
.......... 823,903 5,874,428
LSI Industries, Inc. .................... 683,293 11,622,814
NANO Nuclear Energy, Inc.
(a) (b)
............ 669,021 23,074,534
Net Power, Inc. , Class A
(a) (b)
.............. 793,006 1,958,725
NEXTracker, Inc. , Class A
(a)
.............. 3,543,245 192,646,231
NuScale Power Corp. , Class A
(a) (b)
.......... 3,049,104 120,622,554
Plug Power, Inc.
(a) (b)
................... 22,757,866 33,909,220
Powell Industries, Inc.
(b)
................ 238,497 50,191,694
Power Solutions International, Inc.
(a)
........ 162,751 10,526,735
Preformed Line Products Co.
(b)
............ 59,482 9,505,818
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 4,198,207 17,842,380
SKYX Platforms Corp.
(a)
................ 1,147,686 1,199,332
SolarMax Technology, Inc.
(a)
.............. 49,311 53,749
Stem, Inc.
(a) (b)
....................... 27,123 168,976
Sunrun, Inc.
(a) (b)
...................... 5,241,641 42,876,623
T1 Energy, Inc.
(a) (b)
.................... 2,690,073 3,308,790
Thermon Group Holdings, Inc.
(a)
........... 829,896 23,303,480
TPI Composites, Inc.
(a)
................. 103,972 89,343

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Vicor Corp.
(a) (b)
....................... 581,967 $ 26,398,023
1,013,505,402
Electronic Equipment, Instruments & Components — 3.5%
908 Devices, Inc.
(a) (b)
................... 680,781 4,853,969
Advanced Energy Industries, Inc.
(b)
......... 940,664 124,637,980
Aeva Technologies, Inc.
(a) (b)
.............. 760,522 28,740,126
Arlo Technologies, Inc.
(a) (b)
............... 2,485,286 42,150,451
Badger Meter, Inc. .................... 740,069 181,279,902
Bel Fuse, Inc. , Class A
(b)
................ 35,255 3,167,662
Bel Fuse, Inc. , Class B, NVS
(b)
............ 264,161 25,805,888
Belden, Inc.
(b)
....................... 999,942 115,793,284
Benchmark Electronics, Inc. ............. 897,126 34,835,403
Climb Global Solutions, Inc. .............. 103,135 11,026,163
CTS Corp. ......................... 737,242 31,413,882
Daktronics, Inc.
(a) (b)
.................... 1,044,610 15,794,503
ePlus, Inc.
(a)
........................ 664,783 47,930,854
Evolv Technologies Holdings, Inc.
(a)
......... 2,928,823 18,275,856
Fabrinet
(a)
.......................... 901,913 265,775,723
FARO Technologies, Inc.
(a) (b)
............. 477,523 20,972,810
Frequency Electronics, Inc. .............. 154,026 3,497,930
Insight Enterprises, Inc.
(a) (b)
.............. 695,785 96,077,472
Itron, Inc.
(a) (b)
........................ 1,134,553 149,341,211
Kimball Electronics, Inc.
(a)
............... 605,557 11,644,861
Knowles Corp.
(a) (b)
.................... 2,165,316 38,152,868
Lightwave Logic, Inc.
(a) (b)
................ 285,163 353,602
Methode Electronics, Inc. ............... 860,152 8,180,046
MicroVision, Inc.
(a) (b)
................... 6,105,474 6,960,240
Mirion Technologies, Inc. , Class A
(a) (b)
....... 5,263,442 113,321,906
Motomova, Inc.
(a) (d)
.................... 26,106 —
M-Tron Industries, Inc.
(a) (b)
............... 52,862 2,220,204
Napco Security Technologies, Inc. ......... 878,650 26,087,118
Neonode, Inc.
(a) (b)
..................... 189,058 4,820,979
nLight, Inc.
(a) (b)
....................... 1,202,385 23,662,937
Novanta, Inc.
(a) (b)
..................... 898,038 115,784,039
OSI Systems, Inc.
(a) (b)
.................. 401,180 90,209,335
Ouster, Inc. , Class A
(a) (b)
................ 1,269,319 30,780,986
PAR Technology Corp.
(a) (b)
............... 1,001,999 69,508,671
PC Connection, Inc. ................... 296,865 19,527,780
Plexus Corp.
(a)
....................... 673,601 91,144,951
Powerfleet, Inc.
(a) (b)
.................... 3,122,385 13,457,479
Red Cat Holdings, Inc.
(a)
................ 1,880,449 13,689,669
Richardson Electronics Ltd. .............. 300,137 2,896,322
Rogers Corp.
(a)
...................... 471,377 32,279,897
Sanmina Corp.
(a) (b)
.................... 1,313,604 128,509,879
ScanSource, Inc.
(a)
.................... 567,878 23,742,979
SmartRent, Inc. , Class A
(a)
............... 175,450 173,695
TTM Technologies, Inc.
(a)
................ 2,517,705 102,772,718
Vishay Intertechnology, Inc. .............. 3,043,183 48,325,746
Vishay Precision Group, Inc.
(a) (b)
........... 302,462 8,499,182
Vuzix Corp.
(a)
........................ 1,561,557 4,559,746
2,252,638,904
Energy Equipment & Services — 1.8%
Archrock, Inc. ....................... 4,129,615 102,538,340
Aris Water Solutions, Inc. , Class A ......... 774,076 18,306,897
Atlas Energy Solutions, Inc. .............. 1,931,415 25,823,019
Borr Drilling Ltd.
(b)
.................... 5,646,954 10,333,926
Bristow Group, Inc.
(a)
.................. 708,686 23,365,377
Cactus, Inc. , Class A .................. 1,704,796 74,533,681
ChampionX Corp. .................... 4,787,805 118,929,076
Core Laboratories, Inc.
(b)
................ 1,186,208 13,665,116
DMC Global, Inc.
(a)
.................... 491,473 3,961,272
Energy Services of America Corp. ......... 251,840 2,503,290
Expro Group Holdings NV
(a) (b)
............. 2,563,339 22,019,082
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Flowco Holdings, Inc. , Class A
(b)
........... 463,280 $ 8,251,017
Forum Energy Technologies, Inc.
(a)
......... 263,739 5,134,998
Geospace Technologies Corp.
(a) (b)
.......... 62,562 892,134
Helix Energy Solutions Group, Inc.
(a)
........ 3,608,754 22,518,625
Helmerich & Payne, Inc. ................ 2,426,179 36,780,874
Innovex International, Inc.
(a) (b)
............. 954,840 14,914,601
Kodiak Gas Services, Inc. ............... 1,342,544 46,008,983
Liberty Energy, Inc. , Class A ............. 3,959,288 45,452,626
Mammoth Energy Services, Inc.
(a)
.......... 525,590 1,471,652
Nabors Industries Ltd.
(a) (b)
............... 346,845 9,718,597
National Energy Services Reunited Corp.
(a)
... 1,256,261 7,562,691
Natural Gas Services Group, Inc.
(a) (b)
........ 250,801 6,473,174
Noble Corp. plc ...................... 3,158,875 83,868,131
Oceaneering International, Inc.
(a) (b)
......... 2,409,789 49,930,828
Oil States International, Inc.
(a)
............. 1,484,714 7,958,067
Patterson-UTI Energy, Inc. .............. 8,918,529 52,886,877
ProFrac Holding Corp. , Class A
(a) (b)
......... 324,050 2,514,628
ProPetro Holding Corp.
(a) (b)
.............. 2,036,041 12,155,165
Ranger Energy Services, Inc. , Class A ....... 418,017 4,991,123
RPC, Inc. .......................... 2,212,490 10,465,078
SEACOR Marine Holdings, Inc.
(a) (b)
......... 579,056 2,953,186
Seadrill Ltd.
(a) (b)
...................... 1,586,688 41,650,560
Select Water Solutions, Inc. , Class A ........ 2,329,651 20,128,185
Solaris Energy Infrastructure, Inc. , Class A
(b)
... 910,802 25,766,589
TETRA Technologies, Inc.
(a) (b)
............. 3,171,141 10,655,034
Tidewater, Inc.
(a) (b)
.................... 1,260,849 58,162,964
Transocean Ltd.
(a) (b)
................... 18,573,176 48,104,526
Valaris Ltd.
(a) (b)
....................... 1,591,811 67,031,161
1,120,381,150
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 10,880,049 33,728,152
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 223,739 11,010,196
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
1,104,459 51,655,548
Cinemark Holdings, Inc. ................ 2,670,716 80,602,209
CuriosityStream, Inc. , Class A ............ 789,746 4,446,270
Eventbrite, Inc. , Class A
(a) (b)
.............. 1,959,257 5,152,846
Gaia, Inc. , Class A
(a) (b)
.................. 260,444 1,143,349
Golden Matrix Group, Inc.
(a) (b)
............. 399,911 679,849
IMAX Corp.
(a) (b)
...................... 1,086,538 30,379,602
Lionsgate Studios Corp.
(a)
............... 4,777,811 27,759,082
LiveOne, Inc.
(a)
...................... 130,616 98,602
Madison Square Garden Entertainment Corp.
(a)
. 986,362 39,424,889
Marcus Corp. (The) ................... 608,425 10,258,045
Playstudios, Inc. , Class A
(a)
.............. 2,128,474 2,788,301
Playtika Holding Corp. ................. 1,384,156 6,547,058
Reservoir Media, Inc.
(a) (b)
................ 489,455 3,754,120
Sphere Entertainment Co. , Class A
(a) (b)
....... 697,068 29,137,442
Starz Entertainment Corp. ............... 320,027 5,142,834
Vivid Seats, Inc. , Class A
(a) (b)
............. 1,758,454 2,971,787
346,680,181
Financial Services — 2.6%
Acacia Research Corp.
(a) (b)
............... 798,479 2,858,555
Alerus Financial Corp. ................. 573,882 12,418,807
AvidXchange Holdings, Inc.
(a)
............. 4,311,044 42,205,121
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 738,897 29,777,549
Better Home & Finance Holding Co.
(a)
....... 103,738 1,285,314
Burford Capital Ltd. ................... 4,832,909 68,917,282
Cannae Holdings, Inc. ................. 1,448,120 30,193,302
Cantaloupe, Inc.
(a)
.................... 1,347,068 14,804,277
Cass Information Systems, Inc. ........... 347,606 15,103,481
Compass Diversified Holdings ............ 1,686,483 10,591,113
Enact Holdings, Inc. ................... 751,532 27,919,414

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Essent Group Ltd. .................... 2,489,941 $ 151,214,117
EVERTEC, Inc. ...................... 1,617,182 58,299,411
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 237,457 46,133,146
Finance of America Cos., Inc. , Class A
(a) (b)
.... 109,882 2,562,448
Flywire Corp.
(a)
...................... 2,948,566 34,498,222
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 3,063,554 82,287,060
International Money Express, Inc.
(a) (b)
........ 739,232 7,458,851
Jackson Financial, Inc. , Class A ........... 1,681,769 149,324,270
loanDepot, Inc. , Class A
(a) (b)
.............. 1,752,007 2,225,049
Marqeta, Inc. , Class A
(a) (b)
............... 9,673,726 56,397,823
Merchants Bancorp ................... 636,113 21,036,257
Mr Cooper Group, Inc.
(a)
................ 67,228 10,031,090
NCR Atleos Corp.
(a) (b)
.................. 1,839,037 52,467,726
NewtekOne, Inc. ..................... 662,480 7,472,774
NMI Holdings, Inc. , Class A
(a)
............. 1,965,144 82,909,425
Onity Group, Inc.
(a) (b)
................... 168,837 6,444,508
Pagseguro Digital Ltd. , Class A ........... 4,464,293 43,035,785
Payoneer Global, Inc.
(a)
................. 7,000,960 47,956,576
Paysafe Ltd.
(a) (b)
...................... 825,032 10,411,904
Paysign, Inc.
(a) (b)
...................... 876,475 6,310,620
PennyMac Financial Services, Inc. ......... 730,457 72,782,735
Priority Technology Holdings, Inc.
(a) (b)
........ 643,523 5,006,609
Radian Group, Inc. .................... 3,556,794 128,115,720
Remitly Global, Inc.
(a) (b)
................. 3,897,324 73,152,771
Repay Holdings Corp. , Class A
(a) (b)
......... 2,006,581 9,671,720
Security National Financial Corp. , Class A
(a) (b)
.. 219,082 2,157,958
Sezzle, Inc.
(a) (b)
...................... 370,010 66,324,293
StoneCo Ltd. , Class A
(a) (b)
............... 6,077,122 97,477,037
SWK Holdings Corp. .................. 57,315 844,823
Triller Group, Inc.
(a) (b)
................... 1,343,956 1,250,551
Velocity Financial, Inc.
(a)
................ 280,287 5,196,521
Walker & Dunlop, Inc. .................. 821,501 57,899,390
Waterstone Financial, Inc. ............... 440,867 6,088,373
1,660,519,778
Food Products — 0.9%
Alico, Inc.
(b)
......................... 148,368 4,848,666
B&G Foods, Inc. ..................... 1,905,912 8,062,008
Beyond Meat, Inc.
(a) (b)
.................. 1,827,583 6,378,265
BRC, Inc. , Class A
(a) (b)
.................. 1,505,657 1,972,411
Calavo Growers, Inc. .................. 418,150 11,118,608
Cal-Maine Foods, Inc. .................. 1,148,942 114,469,091
Dole plc ........................... 1,747,021 24,440,824
Forafric Global plc
(a) (b)
.................. 47,831 373,082
Fresh Del Monte Produce, Inc. ............ 850,157 27,562,090
Hain Celestial Group, Inc. (The)
(a)
.......... 2,259,273 3,434,095
J & J Snack Foods Corp. ................ 383,734 43,519,273
John B Sanfilippo & Son, Inc. ............. 193,777 12,254,457
Lancaster Colony Corp. ................ 499,411 86,283,238
Lifeway Foods, Inc.
(a)
.................. 128,475 3,166,909
Limoneira Co. ....................... 419,434 6,564,142
Mama's Creations, Inc.
(a)
................ 836,739 6,944,934
Mission Produce, Inc.
(a) (b)
................ 1,195,911 14,016,077
Seneca Foods Corp. , Class A
(a)
........... 120,132 12,184,989
Simply Good Foods Co. (The)
(a)
........... 2,336,554 73,811,741
SunOpta, Inc.
(a) (b)
..................... 2,411,214 13,985,041
Tootsie Roll Industries, Inc. .............. 350,344 11,719,007
TreeHouse Foods, Inc.
(a) (b)
............... 1,259,009 24,449,955
Utz Brands, Inc. , Class A ................ 1,781,415 22,356,758
Vital Farms, Inc.
(a) (b)
................... 861,015 33,166,298
Westrock Coffee Co.
(a) (b)
................ 891,107 5,106,043
Security
Shares
Shares Value
Food Products (continued)
WK Kellogg Co. ...................... 1,566,340 $ 24,967,459
597,155,461
Gas Utilities — 1.1%
Brookfield Infrastructure Corp. , Class A
(b)
..... 3,012,050 125,301,280
Chesapeake Utilities Corp. .............. 567,604 68,237,353
New Jersey Resources Corp. ............. 2,528,130 113,310,787
Northwest Natural Holding Co. ............ 1,007,849 40,031,762
ONE Gas, Inc. ....................... 1,500,626 107,834,984
RGC Resources, Inc. .................. 180,133 4,031,376
Southwest Gas Holdings, Inc. ............ 1,614,905 120,132,783
Spire, Inc. .......................... 1,447,135 105,626,384
684,506,709
Ground Transportation — 0.4%
ArcBest Corp. ....................... 580,350 44,692,753
Covenant Logistics Group, Inc. , Class A ...... 418,873 10,099,028
FTAI Infrastructure, Inc. ................. 2,433,523 15,014,837
Heartland Express, Inc. ................. 1,202,644 10,390,844
Hertz Global Holdings, Inc.
(a) (b)
............ 2,967,223 20,266,133
Marten Transport Ltd. .................. 1,395,095 18,122,284
PAMT Corp.
(a) (b)
...................... 156,732 2,017,141
Proficient Auto Logistics, Inc.
(a) (b)
........... 566,504 4,112,819
RXO, Inc.
(a) (b)
........................ 4,057,112 63,777,801
Universal Logistics Holdings, Inc.
(b)
......... 163,207 4,142,194
Werner Enterprises, Inc. ................ 1,486,450 40,669,272
233,305,106
Health Care Equipment & Supplies — 2.9%
Accuray, Inc.
(a) (b)
...................... 2,541,282 3,481,556
Alphatec Holdings, Inc.
(a) (b)
............... 2,902,640 32,219,304
AngioDynamics, Inc.
(a) (b)
................ 983,115 9,752,501
Anteris Technologies Global Corp.
(a) (b)
....... 431,919 1,636,973
Artivion, Inc.
(a)
....................... 963,573 29,967,120
AtriCure, Inc.
(a) (b)
..................... 1,211,942 39,715,339
Avanos Medical, Inc.
(a)
................. 1,134,135 13,881,812
AxoGen, Inc.
(a)
....................... 1,106,308 12,003,442
Beta Bionics, Inc.
(a) (b)
.................. 326,381 4,752,107
Bioventus, Inc. , Class A
(a) (b)
.............. 1,148,842 7,605,334
Butterfly Network, Inc. , Class A
(a) (b)
......... 4,745,038 9,490,076
Ceribell, Inc.
(a) (b)
...................... 602,137 11,278,026
Cerus Corp.
(a)
....................... 4,605,530 6,493,797
ClearPoint Neuro, Inc.
(a)
................ 599,052 7,152,681
CONMED Corp. ...................... 779,110 40,576,049
CVRx, Inc.
(a) (b)
....................... 397,000 2,334,360
Delcath Systems, Inc.
(a)
................. 712,825 9,694,420
Electromed, Inc.
(a) (b)
................... 141,535 3,112,355
Embecta Corp. ...................... 1,465,737 14,202,991
Enovis Corp.
(a) (b)
...................... 1,396,598 43,797,313
Fractyl Health, Inc.
(a)
................... 67,636 109,570
Glaukos Corp.
(a) (b)
..................... 1,397,102 144,306,666
Haemonetics Corp.
(a) (b)
................. 1,257,895 93,851,546
ICU Medical, Inc.
(a) (b)
................... 602,791 79,658,831
Inmode Ltd.
(a)
....................... 85,574 1,235,689
Inogen, Inc.
(a) (b)
...................... 592,422 4,164,727
Integer Holdings Corp.
(a) (b)
............... 861,651 105,957,223
Integra LifeSciences Holdings Corp.
(a)
....... 1,676,249 20,567,575
iRadimed Corp. ...................... 192,702 11,521,653
iRhythm Technologies, Inc.
(a) (b)
............ 796,779 122,672,095
Kestra Medical Technologies Ltd.
(a) (b)
........ 296,641 4,918,308
KORU Medical Systems, Inc.
(a)
............ 711,007 2,545,405
Lantheus Holdings, Inc.
(a) (b)
.............. 1,684,754 137,913,962
LeMaitre Vascular, Inc. ................. 517,406 42,970,568
LENSAR, Inc.
(a) (b)
..................... 212,753 2,801,957
LivaNova plc
(a)
....................... 1,363,960 61,405,479
Lucid Diagnostics, Inc.
(a) (b)
............... 1,569,293 1,804,687

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc.
(a) (b)
............ 1,462,093 $ 136,676,454
Myomo, Inc.
(a) (b)
...................... 762,824 1,647,700
Neogen Corp.
(a) (b)
..................... 5,465,172 26,123,522
Neuronetics, Inc.
(a) (b)
................... 890,154 3,106,637
NeuroPace, Inc.
(a) (b)
................... 562,910 6,270,817
Novocure Ltd.
(a) (b)
..................... 2,544,944 45,300,003
Omnicell, Inc.
(a) (b)
..................... 1,164,544 34,237,594
OraSure Technologies, Inc.
(a) (b)
............ 1,896,663 5,689,989
Orthofix Medical, Inc.
(a) (b)
................ 961,319 10,718,707
OrthoPediatrics Corp.
(a) (b)
................ 420,530 9,032,984
Outset Medical, Inc.
(a) (b)
................. 322,039 6,186,369
PROCEPT BioRobotics Corp.
(a) (b)
.......... 1,310,833 75,503,981
Pro-Dex, Inc.
(a) (b)
..................... 51,730 2,257,497
Pulmonx Corp.
(a) (b)
.................... 928,219 2,404,087
Pulse Biosciences, Inc.
(a) (b)
............... 454,254 6,854,693
QuidelOrtho Corp.
(a) (b)
.................. 1,672,687 48,206,839
RxSight, Inc.
(a) (b)
...................... 934,031 12,142,403
Sanara Medtech, Inc.
(a) (b)
................ 89,808 2,549,649
SANUWAVE Health, Inc.
(a)
............... 124,218 4,081,803
Semler Scientific, Inc.
(a) (b)
................ 210,259 8,145,434
SI-BONE, Inc.
(a) (b)
..................... 962,527 18,114,758
Sight Sciences, Inc.
(a) (b)
................. 981,205 4,052,377
STAAR Surgical Co.
(a) (b)
................. 1,252,820 21,022,320
Stereotaxis, Inc.
(a) (b)
................... 1,376,431 2,918,034
Surmodics, Inc.
(a)
..................... 348,845 10,364,185
Tactile Systems Technology, Inc.
(a) (b)
........ 583,541 5,917,106
Tandem Diabetes Care, Inc.
(a) (b)
........... 1,671,554 31,157,767
TransMedics Group, Inc.
(a) (b)
.............. 829,984 111,226,156
Treace Medical Concepts, Inc.
(a)
........... 1,208,312 7,104,875
UFP Technologies, Inc.
(a) (b)
............... 187,782 45,848,853
Utah Medical Products, Inc. .............. 57,288 3,260,833
Varex Imaging Corp.
(a)
................. 1,024,998 8,886,733
Zimvie, Inc.
(a) (b)
...................... 706,842 6,608,973
Zynex, Inc.
(a)
........................ 65,602 169,253
1,865,342,882
Health Care Providers & Services — 3.3%
AdaptHealth Corp.
(a) (b)
.................. 2,336,650 22,034,610
Addus HomeCare Corp.
(a) (b)
.............. 450,579 51,902,195
agilon health, Inc.
(a) (b)
.................. 7,726,058 17,769,933
AirSculpt Technologies, Inc.
(a) (b)
........... 324,153 1,565,659
Alignment Healthcare, Inc.
(a) (b)
............ 3,185,530 44,597,420
AMN Healthcare Services, Inc.
(a) (b)
......... 955,368 19,747,457
Ardent Health, Inc.
(a) (b)
.................. 607,979 8,304,993
Astrana Health, Inc.
(a) (b)
................. 1,023,505 25,464,804
Aveanna Healthcare Holdings, Inc.
(a) (b)
....... 1,203,258 6,293,039
BrightSpring Health Services, Inc.
(a) (b)
....... 2,117,828 49,959,563
Brookdale Senior Living, Inc.
(a) (b)
........... 5,712,187 39,756,822
Castle Biosciences, Inc.
(a)
............... 710,180 14,501,876
Clover Health Investments Corp. , Class A
(a) (b)
.. 10,038,709 28,007,998
Community Health Systems, Inc.
(a) (b)
........ 3,268,383 11,112,502
Concentra Group Holdings Parent, Inc. ...... 2,907,946 59,816,449
CorVel Corp.
(a)
....................... 721,945 74,201,507
Cross Country Healthcare, Inc.
(a)
.......... 794,541 10,368,760
DocGo, Inc.
(a) (b)
...................... 2,341,665 3,676,414
Enhabit, Inc.
(a)
....................... 1,242,657 11,979,214
Ensign Group, Inc. (The) ................ 1,400,036 215,969,553
Fulgent Genetics, Inc.
(a) (b)
............... 528,475 10,506,083
GeneDx Holdings Corp. , Class A
(a) (b)
........ 469,393 43,329,668
Guardant Health, Inc.
(a) (b)
................ 2,982,015 155,184,061
HealthEquity, Inc.
(a)
.................... 2,131,843 223,331,873
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 4,762,079 237,389,638
InfuSystem Holdings, Inc.
(a)
.............. 32,847 204,965
Innovage Holding Corp.
(a) (b)
.............. 442,941 1,634,452
Joint Corp. (The)
(a) (b)
................... 335,047 3,866,442
Security
Shares
Shares Value
Health Care Providers & Services (continued)
LifeStance Health Group, Inc.
(a) (b)
.......... 3,353,912 $ 17,339,725
ModivCare, Inc.
(a)
..................... 58,094 181,253
Nano-X Imaging Ltd.
(a) (b)
................ 1,603,809 8,291,693
National HealthCare Corp. ............... 314,982 33,706,224
National Research Corp. ................ 321,234 5,396,731
NeoGenomics, Inc.
(a) (b)
................. 3,234,185 23,641,892
Nutex Health, Inc.
(a)
................... 85,629 10,659,954
Oncology Institute, Inc. (The)
(a)
............ 1,437,563 2,947,004
OPKO Health, Inc.
(a) (b)
.................. 9,083,268 11,989,914
Option Care Health, Inc.
(a) (b)
.............. 4,119,141 133,789,700
Owens & Minor, Inc.
(a)
.................. 1,897,874 17,270,653
PACS Group, Inc.
(a) (b)
.................. 1,094,955 14,146,819
Pediatrix Medical Group, Inc.
(a)
............ 2,142,237 30,741,101
Pennant Group, Inc. (The)
(a)
.............. 845,526 25,238,951
Performant Healthcare, Inc.
(a)
............. 1,748,743 6,994,972
Premier, Inc. , Class A .................. 2,270,145 49,784,280
Privia Health Group, Inc.
(a)
............... 2,863,302 65,855,946
Progyny, Inc.
(a) (b)
..................... 1,713,767 37,702,874
Quipt Home Medical Corp.
(a)
............. 121,451 217,397
RadNet, Inc.
(a) (b)
...................... 1,663,506 94,670,126
SBC Medical Group Holdings, Inc.
(a)
........ 142,797 662,578
Select Medical Holdings Corp. ............ 2,796,087 42,444,601
Sonida Senior Living, Inc.
(a) (b)
............. 133,503 3,330,900
Surgery Partners, Inc.
(a) (b)
............... 1,933,058 42,971,879
Talkspace, Inc.
(a) (b)
.................... 3,094,970 8,604,017
US Physical Therapy, Inc. ............... 370,056 28,938,379
Viemed Healthcare, Inc.
(a)
............... 825,098 5,701,427
2,115,698,940
Health Care REITs — 1.0%
American Healthcare REIT, Inc. ........... 4,009,260 147,300,212
CareTrust REIT, Inc. ................... 4,717,603
144,358,652
Community Healthcare Trust, Inc. .......... 695,055 11,558,765
Diversified Healthcare Trust .............. 5,513,986 19,740,070
Global Medical REIT, Inc. ............... 1,588,836 11,010,633
LTC Properties, Inc. ................... 1,148,578 39,752,285
National Health Investors, Inc. ............ 1,157,303 81,150,086
Sabra Health Care REIT, Inc. ............. 5,984,591 110,355,858
Sila Realty Trust, Inc. .................. 1,366,906 32,354,665
Strawberry Fields REIT, Inc. ............. 149,048 1,570,966
Universal Health Realty Income Trust ....... 320,506 12,810,625
611,962,817
Health Care Technology — 0.5%
Claritev Corp.
(a) (b)
..................... 166,925 7,533,325
Definitive Healthcare Corp. , Class A
(a) (b)
...... 942,113 3,674,241
Evolent Health, Inc. , Class A
(a) (b)
........... 2,927,193 32,960,193
Health Catalyst, Inc.
(a) (b)
................. 1,653,877 6,235,116
HealthStream, Inc.
(b)
................... 597,774 16,540,407
LifeMD, Inc.
(a)
....................... 922,161 12,559,833
OptimizeRx Corp.
(a) (b)
.................. 436,721 5,895,734
Phreesia, Inc.
(a) (b)
..................... 1,416,164 40,304,027
Schrodinger, Inc.
(a) (b)
................... 1,406,136 28,291,456
Simulations Plus, Inc.
(b)
................. 416,155 7,261,905
Teladoc Health, Inc.
(a) (b)
................. 4,401,966 38,341,124
TruBridge, Inc.
(a) (b)
.................... 240,787 5,639,232
Waystar Holding Corp.
(a) (b)
............... 2,284,282 93,358,605
298,595,198
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc. .............. 5,714,876 66,692,603
Braemar Hotels & Resorts, Inc. ........... 1,578,760 3,867,962
Chatham Lodging Trust ................. 1,225,601 8,542,439
DiamondRock Hospitality Co. ............. 5,393,918 41,317,412
Pebblebrook Hotel Trust ................ 2,984,842 29,818,572
RLJ Lodging Trust .................... 3,842,202 27,971,230

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
Ryman Hospitality Properties, Inc. ......... 1,475,787 $ 145,615,903
Service Properties Trust ................ 3,997,490 9,554,001
Summit Hotel Properties, Inc. ............. 2,758,168 14,039,075
Sunstone Hotel Investors, Inc. ............ 4,924,091 42,741,110
Xenia Hotels & Resorts, Inc. ............. 2,584,087 32,481,974
422,642,281
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc. , Class A
(a)
........ 1,339,758 15,768,952
Bally's Corp.
(a) (b)
...................... 146,909 1,407,388
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 16,673 4,872,017
BJ's Restaurants, Inc.
(a) (b)
............... 537,125 23,955,775
Bloomin' Brands, Inc. .................. 2,094,222 18,031,251
Brinker International, Inc.
(a)
.............. 1,107,043 199,633,064
Cheesecake Factory, Inc. (The)
(b)
.......... 1,167,850 73,177,481
Cracker Barrel Old Country Store, Inc. ....... 556,160 33,970,253
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 683,204 20,550,776
Denny's Corp.
(a) (b)
..................... 1,242,831 5,095,607
Dine Brands Global, Inc. ................ 390,868 9,509,818
El Pollo Loco Holdings, Inc.
(a) (b)
............ 656,876 7,232,205
Everi Holdings, Inc.
(a)
.................. 2,116,288 30,135,941
First Watch Restaurant Group, Inc.
(a) (b)
....... 1,013,389 16,254,760
Full House Resorts, Inc.
(a)
............... 98,624 360,964
Genius Sports Ltd.
(a) (b)
.................. 5,510,895 57,313,308
Global Business Travel Group I
(a) (b)
......... 2,452,138 15,448,469
Golden Entertainment, Inc. .............. 496,214 14,603,578
Hilton Grand Vacations, Inc.
(a) (b)
........... 1,549,983 64,370,794
Inspired Entertainment, Inc.
(a) (b)
............ 610,942 4,991,396
International Game Technology plc ......... 2,831,131 44,760,181
Jack in the Box, Inc. ................... 474,821 8,290,375
Krispy Kreme, Inc. .................... 1,999,128 5,817,462
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 157,847 13,587,470
Life Time Group Holdings, Inc.
(a) (b)
.......... 3,394,856 102,965,982
Lindblad Expeditions Holdings, Inc.
(a) (b)
...... 939,395 10,962,740
Marriott Vacations Worldwide Corp. ......... 793,080 57,347,615
Monarch Casino & Resort, Inc. ............ 318,461 27,527,769
Nathan's Famous, Inc. ................. 60,603 6,701,480
ONE Group Hospitality, Inc. (The)
(a)
......... 44,339 179,573
Papa John's International, Inc. ............ 816,082 39,939,053
PlayAGS, Inc.
(a)
...................... 1,010,943 12,626,678
Portillo's, Inc. , Class A
(a) (b)
............... 1,408,315 16,435,036
Potbelly Corp.
(a) (b)
..................... 659,132 8,074,367
Pursuit Attractions & Hospitality, Inc.
(a) (b)
...... 521,120 15,023,890
RCI Hospitality Holdings, Inc.
(b)
............ 200,891 7,657,965
Red Rock Resorts, Inc. , Class A ........... 1,222,083 63,584,978
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 2,212,483 32,965,997
Sabre Corp.
(a) (b)
...................... 9,107,120 28,778,499
Serve Robotics, Inc.
(a)
.................. 884,333 10,116,770
Shake Shack, Inc. , Class A
(a) (b)
............ 971,136 136,541,722
Six Flags Entertainment Corp.
(a) (b)
.......... 2,391,997 72,788,469
Super Group SGHC Ltd. ................ 3,993,687 43,810,746
Sweetgreen, Inc. , Class A
(a) (b)
............. 2,585,175 38,467,404
Target Hospitality Corp.
(a) (b)
.............. 827,081 5,888,817
United Parks & Resorts, Inc.
(a) (b)
........... 687,281 32,405,299
Xponential Fitness, Inc. , Class A
(a) (b)
........ 684,002 5,123,175
1,465,053,309
Household Durables — 1.7%
Bassett Furniture Industries, Inc. ........... 92,242 1,402,078
Beazer Homes USA, Inc.
(a) (b)
............. 730,412 16,339,317
Cavco Industries, Inc.
(a) (b)
................ 190,385 82,708,956
Century Communities, Inc. .............. 672,997 37,903,191
Champion Homes, Inc.
(a) (b)
............... 1,347,901 84,392,082
Cricut, Inc. , Class A ................... 1,210,496 8,195,058
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 742,719 18,664,529
Security
Shares
Shares Value
Household Durables (continued)
Ethan Allen Interiors, Inc. ............... 579,425 $ 16,136,986
Flexsteel Industries, Inc. ................ 99,527 3,585,958
GoPro, Inc. , Class A
(a)
.................. 102,625 77,718
Green Brick Partners, Inc.
(a)
.............. 779,205 48,996,410
Hamilton Beach Brands Holding Co. , Class A .. 184,617 3,302,798
Helen of Troy Ltd.
(a) (b)
.................. 578,872 16,428,387
Hooker Furnishings Corp. ............... 34,110 360,884
Hovnanian Enterprises, Inc. , Class A
(a) (b)
..... 123,576 12,919,871
Installed Building Products, Inc.
(b)
.......... 584,703 105,433,645
KB Home .......................... 1,727,721 91,517,381
La-Z-Boy, Inc. ....................... 1,040,243 38,665,832
Legacy Housing Corp.
(a) (b)
............... 209,323 4,743,259
Leggett & Platt, Inc. ................... 3,289,281 29,340,387
LGI Homes, Inc.
(a) (b)
................... 515,661 26,566,855
Lovesac Co. (The)
(a) (b)
.................. 351,573 6,398,629
M/I Homes, Inc.
(a) (b)
.................... 661,405 74,156,729
Meritage Homes Corp. ................. 1,764,297 118,154,970
Purple Innovation, Inc.
(a)
................ 324,726 236,790
Sonos, Inc.
(a)
........................ 2,967,151 32,074,902
Taylor Morrison Home Corp.
(a)
............ 2,488,501 152,843,731
Traeger, Inc.
(a) (b)
...................... 830,064 1,419,409
TRI Pointe Homes, Inc.
(a) (b)
.............. 2,254,526 72,032,106
United Homes Group, Inc. , Class A
(a)
........ 20,737 60,137
1,105,058,985
Household Products — 0.3%
Central Garden & Pet Co.
(a) (b)
............. 282,345 9,932,897
Central Garden & Pet Co. , Class A, NVS
(a)
.... 1,227,298 38,402,155
Energizer Holdings, Inc. ................ 1,665,971 33,585,975
Oil-Dri Corp. of America ................ 245,506 14,482,399
Spectrum Brands Holdings, Inc. ........... 632,176 33,505,328
WD-40 Co. ......................... 337,977 77,089,174
206,997,928
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.
(a)
.................. 779,535 12,340,039
Montauk Renewables, Inc.
(a) (b)
............ 1,600,982 3,554,180
Ormat Technologies, Inc.
(b)
.............. 1,523,560 127,613,386
143,507,605
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(b)
........ 619,677 19,333,922
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ......... 1,394,945 6,347,000
Innovative Industrial Properties, Inc. ........ 700,256 38,668,136
LXP Industrial Trust ................... 7,381,259 60,969,199
Plymouth Industrial REIT, Inc. ............ 1,075,786 17,277,123
Terreno Realty Corp. .................. 2,552,625 143,125,684
266,387,142
Insurance — 2.4%
Ambac Financial Group, Inc.
(a)
............ 1,214,147 8,620,444
American Coastal Insurance Corp. ......... 661,444 7,355,257
AMERISAFE, Inc. .................... 479,712 20,977,806
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
1,758,666 75,288,491
Bowhead Specialty Holdings, Inc.
(a) (b)
........ 402,054 15,089,087
Citizens, Inc. , Class A
(a) (b)
............... 855,859 2,986,948
CNO Financial Group, Inc. ............... 2,519,089 97,186,454
Crawford & Co. , Class A, NVS ............ 489,689 5,180,910
Donegal Group, Inc. , Class A ............. 443,644 8,883,971
eHealth, Inc.
(a)
....................... 635,043 2,762,437
Employers Holdings, Inc. ................ 587,913 27,737,735
Enstar Group Ltd.
(a)
................... 301,999 101,580,384
F&G Annuities & Life, Inc. ............... 533,255 17,053,495
Fidelis Insurance Holdings Ltd. ............ 1,524,483 25,275,928
Genworth Financial, Inc. , Class A
(a)
......... 9,998,650 77,789,497

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
GoHealth, Inc. , Class A
(a)
................ 122,858 $ 681,862
Goosehead Insurance, Inc. , Class A ........ 597,325 63,023,761
Greenlight Capital Re Ltd. , Class A
(a)
........ 726,210 10,435,638
Hamilton Insurance Group Ltd. , Class B
(a)
.... 1,153,430 24,937,156
HCI Group, Inc. ...................... 217,810 33,150,682
Heritage Insurance Holdings, Inc.
(a) (b)
........ 570,219 14,221,262
Hippo Holdings, Inc.
(a) (b)
................. 455,012 12,708,485
Horace Mann Educators Corp. ............ 1,048,592 45,057,998
Investors Title Co.
(b)
................... 36,544 7,721,747
James River Group Holdings Ltd. .......... 939,316 5,504,392
Kestrel Group Ltd.
(b)
................... 109,066 2,892,430
Kingstone Cos., Inc.
(a) (b)
................. 211,915 3,265,610
Kingsway Financial Services, Inc.
(a) (b)
........ 427,826 5,792,764
Lemonade, Inc.
(a) (b)
.................... 1,392,351 60,998,897
MBIA, Inc.
(a)
........................ 1,166,086 5,060,813
Mercury General Corp. ................. 679,279 45,742,648
NI Holdings, Inc.
(a)
.................... 198,032 2,522,928
Oscar Health, Inc. , Class A
(a) (b)
............ 4,584,936 98,301,028
Palomar Holdings, Inc.
(a) (b)
............... 661,917 102,100,697
ProAssurance Corp.
(a) (b)
................. 1,284,876 29,333,719
Root, Inc. , Class A
(a) (b)
.................. 266,909 34,156,345
Safety Insurance Group, Inc. ............. 369,841 29,361,677
Selective Insurance Group, Inc. ........... 1,525,121 132,151,735
Selectquote, Inc.
(a) (b)
................... 3,503,038 8,337,230
SiriusPoint Ltd.
(a) (b)
.................... 1,947,197 39,703,347
Skyward Specialty Insurance Group, Inc.
(a)
.... 911,029 52,648,366
Stewart Information Services Corp. ......... 699,556 45,541,096
Tiptree, Inc. ........................ 620,559 14,632,781
Trupanion, Inc.
(a) (b)
.................... 932,524 51,615,203
United Fire Group, Inc. ................. 540,074 15,500,124
Universal Insurance Holdings, Inc. ......... 665,040 18,441,559
1,509,312,824
Interactive Media & Services — 0.7%
Angi, Inc.
(a)
......................... 1,081,121 16,497,906
Arena Group Holdings, Inc. (The)
(a)
......... 267,780 1,660,236
Bumble, Inc. , Class A
(a) (b)
................ 1,835,118 12,093,428
Cargurus, Inc. , Class A
(a)
................ 2,072,460 69,365,236
Cars.com, Inc.
(a) (b)
.................... 1,469,258 17,410,707
EverQuote, Inc. , Class A
(a) (b)
.............. 680,067 16,444,020
fuboTV, Inc.
(a) (b)
...................... 8,360,824 32,272,781
Getty Images Holdings, Inc. , Class A
(a) (b)
..... 2,708,285 4,495,753
Grindr, Inc.
(a) (b)
....................... 851,320 19,324,964
MediaAlpha, Inc. , Class A
(a) (b)
............. 827,135 9,057,128
Nextdoor Holdings, Inc. , Class A
(a) (b)
........ 5,207,929 8,645,162
QuinStreet, Inc.
(a)
..................... 1,357,351 21,853,351
Rumble, Inc. , Class A
(a)
................. 1,957,641 17,579,616
Shutterstock, Inc. ..................... 606,332 11,496,055
System1, Inc.
(a)
...................... 6,621 36,614
Teads Holding Co.
(a) (b)
.................. 966,774 2,397,600
Travelzoo
(a)
......................... 136,278 1,734,819
TripAdvisor, Inc.
(a) (b)
................... 2,889,616 37,709,489
TrueCar, Inc.
(a)
....................... 2,082,639 3,957,014
Vimeo, Inc.
(a)
........................ 3,942,803 15,928,924
VTEX , Class A
(a) (b)
.................... 1,373,180 9,062,988
Webtoon Entertainment, Inc.
(a) (b)
........... 453,586 4,118,561
Yelp, Inc.
(a)
......................... 1,549,588 53,104,381
Ziff Davis, Inc.
(a) (b)
..................... 1,060,854 32,112,051
ZipRecruiter, Inc. , Class A
(a) (b)
............. 1,676,932 8,401,429
426,760,213
IT Services — 0.5%
Applied Digital Corp.
(a) (b)
................ 4,433,027 44,640,582
ASGN, Inc.
(a)
........................ 1,081,817 54,015,123
Backblaze, Inc. , Class A
(a)
............... 1,324,133 7,282,731
Security
Shares
Shares Value
IT Services (continued)
BigBear.ai Holdings, Inc.
(a) (b)
.............. 7,251,625 $ 49,238,534
BigCommerce Holdings, Inc.
(a) (b)
........... 1,706,534 8,532,670
Couchbase, Inc.
(a)
.................... 1,074,017 26,184,534
Crexendo, Inc.
(a) (b)
.................... 273,165 1,658,112
CSP, Inc. .......................... 114,992 1,487,996
DigitalOcean Holdings, Inc.
(a) (b)
............ 1,623,123 46,356,393
Fastly, Inc. , Class A
(a) (b)
................. 3,446,217 24,330,292
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
.... 1,671,547 19,306,368
Hackett Group, Inc. (The) ............... 617,397 15,694,232
Information Services Group, Inc. ........... 957,879 4,597,819
Rackspace Technology, Inc.
(a)
............ 2,138,550 2,737,344
TSS, Inc.
(a)
......................... 454,332 13,098,392
Tucows, Inc. , Class A
(a) (b)
................ 177,007 3,488,808
Unisys Corp.
(a)
....................... 1,718,329 7,784,030
330,433,960
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
.............. 702,849 51,181,464
American Outdoor Brands, Inc.
(a) (b)
......... 179,106 1,871,658
Clarus Corp. ........................ 647,880 2,248,144
Escalade, Inc. ....................... 242,417 3,388,990
Funko, Inc. , Class A
(a) (b)
................. 864,660 4,115,782
JAKKS Pacific, Inc. ................... 228,945 4,757,477
Johnson Outdoors, Inc. , Class A ........... 120,455 3,646,173
Latham Group, Inc.
(a) (b)
................. 1,129,031 7,203,218
Malibu Boats, Inc. , Class A
(a) (b)
............ 482,956 15,135,841
Marine Products Corp. ................. 183,183 1,558,887
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 399,461 7,421,985
Outdoor Holding Co.
(a) (b)
................ 2,227,453 2,851,140
Peloton Interactive, Inc. , Class A
(a) (b)
........ 9,229,319 64,051,474
Polaris, Inc. ......................... 1,318,640 53,602,716
Smith & Wesson Brands, Inc. ............. 1,109,049 9,626,545
Sturm Ruger & Co., Inc. ................ 398,086 14,291,287
Topgolf Callaway Brands Corp.
(a)
.......... 3,307,879 26,628,426
273,581,207
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. , Class A
(a)
............ 2,611,051 30,235,971
Adaptive Biotechnologies Corp.
(a) (b)
......... 3,733,068 43,490,242
Akoya Biosciences, Inc.
(a)
............... 111,831 145,380
Alpha Teknova, Inc.
(a)
.................. 260,987 1,281,446
Azenta, Inc.
(a)
....................... 877,554 27,011,112
BioLife Solutions, Inc.
(a) (b)
................ 953,797 20,544,787
Codexis, Inc.
(a) (b)
..................... 2,085,172 5,087,820
CryoPort, Inc.
(a) (b)
..................... 1,198,295 8,939,281
Cytek Biosciences, Inc.
(a) (b)
.............. 2,959,796 10,063,306
Fortrea Holdings, Inc.
(a) (b)
................ 2,246,515 11,097,784
Harvard Bioscience, Inc.
(a)
............... 224,138 99,473
Lifecore Biomedical, Inc.
(a) (b)
.............. 676,916 5,496,558
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
3,042,061 7,331,367
MaxCyte, Inc.
(a) (b)
..................... 2,575,831 5,615,312
Mesa Laboratories, Inc. ................ 130,138 12,261,602
Nautilus Biotechnology, Inc.
(a)
............. 199,563 144,663
Niagen Bioscience, Inc.
(a) (b)
.............. 1,311,334 18,896,323
OmniAb, Inc.
(a) (b)
..................... 2,447,589 4,258,805
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 130,676 1
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 130,676 1
Pacific Biosciences of California, Inc.
(a) (b)
..... 6,905,133 8,562,365
Personalis, Inc.
(a) (b)
.................... 968,705 6,354,705
Quanterix Corp.
(a) (b)
................... 925,658 6,155,626
Quantum-Si, Inc. , Class A
(a) (b)
............. 3,551,041 6,960,040
Standard BioTools, Inc.
(a) (b)
............... 7,424,165 8,908,998
248,942,968

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 3.8%
374Water, Inc.
(a)
...................... 273,434 $ 88,675
3D Systems Corp.
(a) (b)
.................. 3,415,677 5,260,143
AirJoule Technologies Corp.
(a) (b)
........... 335,768 1,554,606
Alamo Group, Inc. .................... 257,165 56,159,693
Albany International Corp. , Class A ......... 753,600 52,849,968
Astec Industries, Inc. .................. 572,524 23,868,525
Atmus Filtration Technologies, Inc. ......... 2,082,126 75,831,029
Blue Bird Corp.
(a) (b)
.................... 803,140 34,663,522
Chart Industries, Inc.
(a)
................. 1,130,644 186,160,535
Columbus McKinnon Corp. .............. 712,652 10,882,196
Douglas Dynamics, Inc. ................ 562,966 16,590,608
Eastern Co. (The) .................... 128,573 2,934,036
Energy Recovery, Inc.
(a)
................ 1,336,622 17,082,029
Enerpac Tool Group Corp. , Class A ......... 1,347,734 54,664,091
Enpro, Inc. ......................... 528,012 101,140,699
ESCO Technologies, Inc. ............... 650,263 124,765,962
Federal Signal Corp. .................. 1,498,157 159,433,868
Franklin Electric Co., Inc. ............... 997,711 89,534,585
Gencor Industries, Inc.
(a)
................ 223,388 3,127,432
Gorman-Rupp Co. (The) ................ 502,879 18,465,717
Graham Corp.
(a) (b)
..................... 258,561 12,801,355
Greenbrier Cos., Inc. (The) .............. 776,050 35,737,102
Helios Technologies, Inc. ................ 826,884 27,593,119
Hillenbrand, Inc. ..................... 1,757,302 35,269,051
Hillman Solutions Corp.
(a) (b)
.............. 4,932,323 35,216,786
Hyster-Yale, Inc. , Class A ............... 297,331 11,827,827
JBT Marel Corp. ..................... 1,302,898 156,686,513
Kadant, Inc.
(b)
....................... 293,869 93,288,714
Kennametal, Inc. ..................... 1,949,157 44,752,645
L B Foster Co. , Class A
(a)
................ 247,982 5,423,366
Lindsay Corp. ....................... 268,243 38,694,053
Luxfer Holdings plc ................... 647,292 7,884,017
Manitowoc Co., Inc. (The)
(a) (b)
............. 879,368 10,570,003
Mayville Engineering Co., Inc.
(a) (b)
.......... 352,783 5,630,417
Microvast Holdings, Inc.
(a)
............... 4,942,025 17,939,551
Miller Industries, Inc. .................. 274,582 12,207,916
Mueller Water Products, Inc. , Class A ....... 3,896,358 93,668,446
Omega Flex, Inc. ..................... 76,163 2,466,158
Palladyne AI Corp.
(a) (b)
.................. 639,443 5,537,576
Park-Ohio Holdings Corp. ............... 228,174 4,075,188
Proto Labs, Inc.
(a)
..................... 597,033 23,905,201
REV Group, Inc.
(b)
.................... 1,287,167 61,256,277
Richtech Robotics, Inc. , Class B
(a)
.......... 1,742,065 3,397,027
Shyft Group, Inc. (The) ................. 822,893 10,319,078
SPX Technologies, Inc.
(a)
................ 1,137,191 190,684,187
Standex International Corp. .............. 292,491 45,768,992
Tennant Co. ........................ 465,237 36,046,563
Terex Corp. ......................... 1,640,332 76,587,101
Titan International, Inc.
(a) (b)
............... 1,228,571 12,617,424
Trinity Industries, Inc. .................. 2,047,992 55,316,264
Wabash National Corp. ................. 1,041,002 11,065,851
Watts Water Technologies, Inc. , Class A ...... 685,043 168,445,223
Worthington Enterprises, Inc. ............. 786,915 50,079,271
2,437,816,181
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.
(a) (b)
........ 216,998 1,881,373
Costamare, Inc. ...................... 1,113,805 10,146,764
Genco Shipping & Trading Ltd. ............ 1,008,395 13,179,723
Golden Ocean Group Ltd. ............... 2,572,701 18,832,171
Himalaya Shipping Ltd.
(b)
................ 715,620 4,129,127
Matson, Inc. ........................ 812,797 90,504,946
Pangaea Logistics Solutions Ltd. .......... 819,242 3,850,437
Security
Shares
Shares Value
Marine Transportation (continued)
Safe Bulkers, Inc. .................... 1,437,134 $ 5,188,054
147,712,595
Media — 0.8%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 2,406,018 3,175,944
Altice USA, Inc. , Class A
(a) (b)
.............. 6,330,755 13,547,816
AMC Networks, Inc. , Class A
(a)
............ 806,126 5,054,410
Boston Omaha Corp. , Class A
(a) (b)
.......... 558,201 7,837,142
Cable One, Inc. ...................... 129,209 17,547,874
Cardlytics, Inc.
(a)
..................... 72,514 119,285
EchoStar Corp. , Class A
(a) (b)
.............. 3,382,930 93,707,161
Emerald Holding, Inc.
(b)
................. 379,714 1,841,613
Entravision Communications Corp. , Class A ... 1,529,606 3,548,686
EW Scripps Co. (The) , Class A
(a)
.......... 1,550,700 4,559,058
Gambling.com Group Ltd.
(a) (b)
............. 420,485 4,999,567
Gannett Co., Inc.
(a) (b)
................... 3,599,299 12,885,490
Gray Media, Inc. ..................... 2,197,155 9,953,112
Ibotta, Inc. , Class A
(a) (b)
................. 326,939 11,965,967
iHeartMedia, Inc. , Class A
(a) (b)
............. 2,937,946 5,170,785
Integral Ad Science Holding Corp.
(a) (b)
....... 1,912,452 15,892,476
John Wiley & Sons, Inc. , Class A .......... 1,027,055 45,837,465
Magnite, Inc.
(a) (b)
...................... 3,495,931 84,321,856
National CineMedia, Inc.
(b)
............... 1,663,015 8,057,308
Newsmax, Inc.
(a)
..................... 179,960 2,722,795
Nexxen International Ltd.
(a) (b)
............. 847,610 8,823,620
PubMatic, Inc. , Class A
(a) (b)
............... 1,054,186 13,114,074
Scholastic Corp. ..................... 552,207 11,585,303
Sinclair, Inc. , Class A .................. 982,268 13,574,944
Stagwell, Inc. , Class A
(a) (b)
............... 2,875,927 12,941,671
TechTarget, Inc.
(a)
..................... 670,148 5,207,050
TEGNA, Inc. ........................ 4,075,732 68,309,268
Thryv Holdings, Inc.
(a) (b)
................. 949,875 11,550,480
WideOpenWest, Inc.
(a) (b)
................ 1,232,170 5,002,610
502,854,830
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc.
(a)
....... 292,982 32,954,615
American Battery Technology Co.
(a)
......... 1,771,188 2,869,325
Ascent Industries Co.
(a) (b)
................ 151,556 1,911,121
Caledonia Mining Corp. plc .............. 415,803 8,033,314
Carpenter Technology Corp. ............. 45,538 12,585,792
Century Aluminum Co.
(a) (b)
............... 1,329,600 23,959,392
Coeur Mining, Inc.
(a) (b)
.................. 15,995,697 141,721,875
Commercial Metals Co. ................. 2,840,872 138,947,049
Compass Minerals International, Inc.
(a)
....... 875,707 17,592,954
Constellium SE , Class A
(a)
............... 3,559,648 47,343,318
Contango ORE, Inc.
(a) (b)
................. 219,887 4,283,399
Critical Metals Corp.
(a) (b)
................. 744,159 2,664,089
Dakota Gold Corp.
(a) (b)
.................. 2,114,749 7,803,424
Ferroglobe plc ....................... 2,779,283 10,199,969
Friedman Industries, Inc. ................ 83,402 1,381,137
Hecla Mining Co.
(b)
.................... 14,998,101 89,838,625
i-80 Gold Corp.
(a) (b)
.................... 408,434 244,407
Idaho Strategic Resources, Inc.
(a) (b)
......... 276,301 3,614,017
Ivanhoe Electric, Inc.
(a) (b)
................ 2,140,237 19,411,950
Kaiser Aluminum Corp. ................. 403,448 32,235,495
Lifezone Metals Ltd.
(a) (b)
................. 772,459 3,182,531
MAC Copper Ltd. , Class A
(a) (b)
............ 1,771,795 21,421,002
Materion Corp. ...................... 518,340 41,140,646
Metallus, Inc.
(a) (b)
..................... 952,147 14,672,585
NioCorp Developments Ltd.
(a)
............. 1,194,578 2,783,367
Novagold Resources, Inc.
(a) (b)
............. 6,233,524 25,495,113
Olympic Steel, Inc. .................... 246,940 8,047,775
Perpetua Resources Corp.
(a) (b)
............ 1,164,360 14,135,330
Piedmont Lithium, Inc.
(a) (b)
............... 508,847 2,961,490

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Radius Recycling, Inc. , Class A ........... 698,131 $ 20,727,509
Ramaco Resources, Inc. , Class A .......... 877,454 11,529,746
Ramaco Resources, Inc. , Class B .......... 22,913 187,428
Ryerson Holding Corp. ................. 687,838 14,836,666
SSR Mining, Inc.
(a)
.................... 5,099,801 64,971,465
SunCoke Energy, Inc. .................. 2,131,005 18,305,333
Tredegar Corp.
(a)
..................... 685,299 6,030,631
United States Antimony Corp.
(a) (b)
.......... 2,273,664 4,956,587
US Gold Corp.
(a) (b)
.................... 259,080 3,160,776
Vox Royalty Corp. .................... 685,080 2,164,853
Warrior Met Coal, Inc. .................. 1,302,082 59,674,418
Worthington Steel, Inc. ................. 828,835 24,724,148
964,704,666
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
ACRES Commercial Realty Corp.
(a)
......... 121,996 2,188,608
Advanced Flower Capital, Inc. ............ 472,472 2,116,675
AG Mortgage Investment Trust, Inc. ........ 747,938 5,646,932
Angel Oak Mortgage REIT, Inc. ........... 317,783 2,993,516
Apollo Commercial Real Estate Finance, Inc. .. 3,559,870 34,459,542
Arbor Realty Trust, Inc.
(b)
................ 3,767,702 40,314,411
Ares Commercial Real Estate Corp. ........ 1,359,936 6,486,895
ARMOUR Residential REIT, Inc. ........... 2,062,106 34,664,002
Blackstone Mortgage Trust, Inc. , Class A ..... 4,153,960 79,963,730
BrightSpire Capital, Inc. , Class A .......... 3,326,946 16,801,077
Chicago Atlantic Real Estate Finance, Inc. .... 438,687 6,124,070
Chimera Investment Corp. ............... 2,048,524 28,413,028
Claros Mortgage Trust, Inc. .............. 2,326,907 6,631,685
Dynex Capital, Inc. .................... 2,689,808 32,869,454
Ellington Financial, Inc. ................. 2,317,556 30,105,052
Franklin BSP Realty Trust, Inc. ............ 2,079,173 22,226,359
Invesco Mortgage Capital, Inc. ............ 1,794,909 14,072,087
KKR Real Estate Finance Trust, Inc. ........ 1,480,806 12,986,669
Ladder Capital Corp. , Class A ............ 3,006,621 32,321,176
Lument Finance Trust, Inc. .............. 408,347 902,447
MFA Financial, Inc. .................... 2,635,050 24,927,573
New York Mortgage Trust, Inc. ............ 2,161,333 14,480,931
Nexpoint Real Estate Finance, Inc. ......... 229,669 3,167,135
Orchid Island Capital, Inc. ............... 2,677,939 18,772,352
PennyMac Mortgage Investment Trust ....... 2,172,977 27,944,484
Ready Capital Corp. ................... 4,172,371 18,233,261
Redwood Trust, Inc. ................... 3,442,222 20,343,532
Rithm Property Trust, Inc. ............... 516,698 1,395,085
Seven Hills Realty Trust ................ 356,637 4,304,609
Sunrise Realty Trust, Inc. ............... 260,841 2,764,915
TPG RE Finance Trust, Inc. .............. 1,752,747 13,531,207
Two Harbors Investment Corp. ............ 2,673,172 28,790,062
590,942,561
Multi-Utilities — 0.4%
Avista Corp. ........................ 2,021,680 76,722,756
Black Hills Corp. ..................... 1,829,009 102,607,405
Northwestern Energy Group, Inc. .......... 1,551,059 79,569,326
Unitil Corp. ......................... 391,152 20,398,577
279,298,064
Office REITs — 0.7%
Brandywine Realty Trust ................ 4,382,255 18,799,874
City Office REIT, Inc. .................. 1,040,879 5,558,294
COPT Defense Properties ............... 2,870,886 79,179,036
Douglas Emmett, Inc. .................. 3,216,345 48,373,829
Easterly Government Properties, Inc. ....... 997,107 22,135,775
Empire State Realty Trust, Inc. , Class A ...... 3,512,479 28,415,955
Franklin Street Properties Corp. ........... 2,276,361 3,733,232
Hudson Pacific Properties, Inc.
(a)
.......... 7,981,521 21,869,367
JBG SMITH Properties
(b)
................ 1,888,355 32,668,541
Security
Shares
Shares Value
Office REITs (continued)
NET Lease Office Properties
(a)
............ 391,453 $ 12,741,795
Paramount Group, Inc.
(a)
................ 4,699,071 28,664,333
Peakstone Realty Trust , Class E .......... 931,449 12,304,441
Piedmont Realty Trust, Inc. , Class A ........ 3,152,326 22,980,457
Postal Realty Trust, Inc. , Class A .......... 526,835 7,760,280
SL Green Realty Corp.
(b)
................ 1,807,633 111,892,483
457,077,692
Oil, Gas & Consumable Fuels — 3.1%
Aemetis, Inc.
(a)
....................... 33,879 84,020
Ardmore Shipping Corp. ................ 883,280 8,479,488
Berry Corp. ......................... 2,025,009 5,609,275
BKV Corp.
(a) (b)
....................... 419,728 10,123,839
California Resources Corp. .............. 1,640,126 74,904,554
Calumet, Inc.
(a) (b)
..................... 1,537,348 24,220,918
Centrus Energy Corp. , Class A
(a) (b)
......... 369,234 67,636,284
Clean Energy Fuels Corp.
(a) (b)
............. 4,391,054 8,562,555
CNX Resources Corp.
(a) (b)
............... 3,564,442 120,050,407
Comstock Resources, Inc.
(a)
.............. 1,868,992 51,715,009
Core Natural Resources, Inc.
(b)
............ 1,323,244 92,283,037
Crescent Energy, Inc. , Class A ............ 4,449,099 38,262,251
CVR Energy, Inc. ..................... 785,863 21,100,421
Delek US Holdings, Inc. ................ 1,526,547 32,332,265
DHT Holdings, Inc. .................... 3,199,286 34,584,282
Diversified Energy Co. plc
(c)
.............. 1,363,190 19,997,997
Dorian LPG Ltd. ...................... 926,131 22,579,074
Empire Petroleum Corp.
(a) (b)
.............. 332,654 1,756,413
Encore Energy Corp.
(a) (b)
................ 4,566,353 13,059,770
Energy Fuels, Inc.
(a) (b)
.................. 5,187,787 29,829,775
Epsilon Energy Ltd. ................... 338,383 2,497,266
Evolution Petroleum Corp. ............... 686,043 3,224,402
Excelerate Energy, Inc. , Class A ........... 587,046 17,212,189
FLEX LNG Ltd.
(b)
..................... 768,118 16,883,234
FutureFuel Corp. ..................... 634,727 2,462,741
Gevo, Inc.
(a)
........................ 5,507,627 7,270,068
Golar LNG Ltd. ...................... 2,491,661 102,631,517
Granite Ridge Resources, Inc. ............ 1,306,098 8,319,844
Green Plains, Inc.
(a) (b)
.................. 1,594,229 9,613,201
Gulfport Energy Corp.
(a) (b)
............... 380,112 76,467,131
HighPeak Energy, Inc.
(b)
................ 449,767 4,407,717
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 356,418 6,526,014
International Seaways, Inc. .............. 1,004,119 36,630,261
Kinetik Holdings, Inc. , Class A ............ 1,103,162 48,594,286
Kolibri Global Energy, Inc.
(a)
.............. 774,359 5,304,359
Kosmos Energy Ltd.
(a) (b)
................. 11,904,235 20,475,284
Lightbridge Corp.
(a)
.................... 363,858 4,864,781
Magnolia Oil & Gas Corp. , Class A ......... 4,649,993 104,531,843
Murphy Oil Corp. ..................... 3,416,765 76,877,212
NACCO Industries, Inc. , Class A ........... 92,366 4,092,737
Navigator Holdings Ltd.
(b)
............... 742,240 10,502,696
New Fortress Energy, Inc. , Class A
(a) (b)
....... 4,202,552 13,952,473
NextDecade Corp.
(a) (b)
.................. 3,333,639 29,702,723
NextNRG, Inc.
(a) (b)
.................... 204,741 567,133
Nordic American Tankers Ltd. ............ 5,081,794 13,365,118
Northern Oil & Gas, Inc. ................ 2,343,945 66,450,841
OPAL Fuels, Inc. , Class A
(a) (b)
............. 378,626 916,275
Par Pacific Holdings, Inc.
(a)
.............. 1,339,008 35,523,882
PBF Energy, Inc. , Class A ............... 2,108,510 45,691,412
Peabody Energy Corp. ................. 3,074,592 41,261,025
Prairie Operating Co.
(a) (b)
................ 501,120 1,500,854
PrimeEnergy Resources Corp.
(a) (b)
.......... 13,845 2,026,631
REX American Resources Corp.
(a)
......... 369,487 17,997,712
Riley Exploration Permian, Inc. ............ 319,807 8,388,538
Sable Offshore Corp. , Class A
(a) (b)
.......... 1,708,348 37,549,489
SandRidge Energy, Inc. ................ 884,362 9,568,797

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers, Inc. .................. 1,091,283 $ 42,701,904
SFL Corp. Ltd. ....................... 3,046,948 25,381,077
Sitio Royalties Corp. , Class A ............. 1,934,880 35,563,094
SM Energy Co. ...................... 2,866,953 70,842,409
Summit Midstream Corp.
(a)
.............. 211,917 5,198,324
Talos Energy, Inc.
(a)
................... 3,103,713 26,319,486
Teekay Corp. Ltd. .................... 1,332,258 10,991,128
Teekay Tankers Ltd. , Class A ............. 601,192 25,081,730
Uranium Energy Corp.
(a) (b)
............... 10,626,462 72,259,942
Ur-Energy, Inc.
(a)
..................... 487,771 512,159
VAALCO Energy, Inc. .................. 2,598,268 9,379,747
Verde Clean Fuels, Inc. , Class A
(a) (b)
........ 87,377 300,577
Vital Energy, Inc.
(a) (b)
................... 744,518 11,979,295
Vitesse Energy, Inc. ................... 708,762 15,656,553
W&T Offshore, Inc.
(b)
.................. 2,413,066 3,981,559
World Kinect Corp. .................... 1,392,524 39,478,055
1,966,650,359
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............... 396,372 10,797,173
Magnera Corp.
(a) (b)
.................... 817,152 9,871,196
Sylvamo Corp. ...................... 865,680 43,370,568
64,038,937
Passenger Airlines — 0.5%
(a)
Allegiant Travel Co. ................... 366,384 20,132,801
Blade Air Mobility, Inc. , Class A
(b)
.......... 1,580,847 6,370,813
Frontier Group Holdings, Inc.
(b)
............ 2,129,046 7,728,437
JetBlue Airways Corp.
(b)
................ 8,060,505 34,095,936
Joby Aviation, Inc. , Class A
(b)
............. 11,519,824 121,534,143
SkyWest, Inc. ....................... 1,018,908 104,916,957
Spirit Aviation Holdings, Inc.
(b)
............ 305,883 1,526,356
Sun Country Airlines Holdings, Inc. ......... 1,281,278 15,055,017
Wheels Up Experience, Inc. , Class A
(b)
...... 215,185 230,248
311,590,708
Personal Care Products — 0.3%
Beauty Health Co. (The) , Class A
(a) (b)
........ 2,706,213 5,168,867
Edgewell Personal Care Co. ............. 1,181,924 27,668,841
FitLife Brands, Inc.
(a) (b)
.................. 48,682 633,840
Herbalife Ltd.
(a) (b)
..................... 2,519,919 21,721,702
Honest Co., Inc. (The)
(a) (b)
............... 2,343,704 11,929,453
Interparfums, Inc. ..................... 457,884 60,124,748
Lifevantage Corp.
(b)
................... 183,773 2,403,751
Medifast, Inc.
(a)
...................... 281,758 3,958,700
Nature's Sunshine Products, Inc.
(a) (b)
........ 348,303 5,151,401
Nu Skin Enterprises, Inc. , Class A .......... 1,233,981 9,859,508
Olaplex Holdings, Inc.
(a) (b)
............... 3,467,798 4,854,917
USANA Health Sciences, Inc.
(a)
........... 283,251 8,647,653
Waldencast plc , Class A
(a) (b)
.............. 809,993 1,984,483
164,107,864
Pharmaceuticals — 1.6%
Aardvark Therapeutics, Inc.
(a)
............. 77,052 1,041,743
Aclaris Therapeutics, Inc.
(a) (b)
............. 1,904,258 2,704,046
Alto Neuroscience, Inc.
(a)
................ 95,655 210,441
Alumis, Inc.
(a) (b)
...................... 1,384,538 4,153,614
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 3,813,223 30,848,974
Amphastar Pharmaceuticals, Inc.
(a) (b)
........ 937,978 21,535,975
Amylyx Pharmaceuticals, Inc.
(a)
........... 1,549,841 9,934,481
ANI Pharmaceuticals, Inc.
(a)
.............. 453,908 29,617,497
Aquestive Therapeutics, Inc.
(a) (b)
........... 2,128,792 7,046,302
Arvinas, Inc.
(a) (b)
...................... 1,637,192 12,049,733
Atea Pharmaceuticals, Inc.
(a) (b)
............ 1,876,137 6,754,093
Avadel Pharmaceuticals plc , ADR
(a) (b)
....... 2,243,484 19,854,833
Axsome Therapeutics, Inc.
(a) (b)
............ 1,011,534 105,594,034
Security
Shares
Shares Value
Pharmaceuticals (continued)
BioAge Labs, Inc.
(a)
................... 561,096 $ 2,317,327
Biote Corp. , Class A
(a) (b)
................. 703,066 2,826,325
Cassava Sciences, Inc.
(a) (b)
.............. 67,581 122,322
Collegium Pharmaceutical, Inc.
(a) (b)
......... 801,241 23,692,696
Corcept Therapeutics, Inc.
(a)
............. 62,300 4,572,820
CorMedix, Inc.
(a) (b)
.................... 1,608,369 19,815,106
Edgewise Therapeutics, Inc.
(a) (b)
........... 1,825,563 23,933,131
Enliven Therapeutics, Inc.
(a) (b)
............. 813,582 16,320,455
Esperion Therapeutics, Inc.
(a) (b)
............ 4,852,931 4,777,225
Eton Pharmaceuticals, Inc.
(a) (b)
............ 575,352 8,198,766
Evolus, Inc.
(a) (b)
...................... 1,345,860 12,395,371
EyePoint Pharmaceuticals, Inc.
(a) (b)
......... 1,554,423 14,627,120
Fulcrum Therapeutics, Inc.
(a) (b)
............ 1,375,222 9,461,527
Harmony Biosciences Holdings, Inc.
(a)
....... 1,092,409 34,520,124
Harrow, Inc.
(a) (b)
...................... 787,172 24,040,233
Indivior plc
(a) (b)
....................... 2,695,440 39,730,786
Innoviva, Inc.
(a) (b)
..................... 1,559,978 31,339,958
Journey Medical Corp.
(a) (b)
............... 220,984 1,586,665
LENZ Therapeutics, Inc.
(a) (b)
.............. 443,914 13,011,119
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 476,494 54,167,838
Liquidia Corp.
(a) (b)
..................... 1,609,718 20,057,086
Maze Therapeutics, Inc.
(a) (b)
.............. 234,416 2,876,284
MBX Biosciences, Inc.
(a) (b)
............... 386,938 4,414,963
MediWound Ltd.
(a) (b)
................... 211,742 4,101,443
Mind Medicine MindMed, Inc.
(a) (b)
.......... 1,886,354 12,242,438
Nektar Therapeutics
(a)
.................. 22,834 590,031
Neumora Therapeutics, Inc.
(a)
............. 488,966 358,559
Nuvation Bio, Inc. , Class A
(a) (b)
............ 6,210,732 12,110,927
Ocular Therapeutix, Inc.
(a) (b)
.............. 3,525,665 32,718,171
Omeros Corp.
(a) (b)
..................... 1,384,555 4,153,665
Pacira BioSciences, Inc.
(a) (b)
.............. 1,150,565 27,498,504
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 1,048,952 10,059,450
Phibro Animal Health Corp. , Class A ........ 516,716 13,196,927
Pliant Therapeutics, Inc.
(a)
............... 359,209 416,682
Prestige Consumer Healthcare, Inc.
(a)
....... 1,237,912 98,847,273
Rapport Therapeutics, Inc.
(a) (b)
............ 433,284 4,926,439
Scilex Holding Co.
(a)
................... 40,870 240,724
scPharmaceuticals, Inc.
(a) (b)
.............. 887,245 3,380,403
Septerna, Inc.
(a) (b)
..................... 528,227 5,583,359
SIGA Technologies, Inc. ................ 1,056,845 6,890,629
Supernus Pharmaceuticals, Inc.
(a) (b)
......... 1,347,621 42,477,014
Tarsus Pharmaceuticals, Inc.
(a) (b)
........... 969,521 39,275,296
Telomir Pharmaceuticals, Inc.
(a)
........... 38,096 47,620
Terns Pharmaceuticals, Inc.
(a) (b)
........... 1,802,171 6,722,098
Theravance Biopharma, Inc.
(a) (b)
........... 942,737 10,398,389
Third Harmonic Bio, Inc.
(a) (b)
.............. 632,873 3,436,500
Trevi Therapeutics, Inc.
(a) (b)
.............. 1,918,023 10,491,586
Tvardi Therapeutics, Inc.
(a) (b)
............. 80,499 1,878,042
Ventyx Biosciences, Inc.
(a)
............... 133,706 286,131
Veru, Inc.
(a)
......................... 245,227 142,673
WaVe Life Sciences Ltd.
(a) (b)
.............. 2,792,827 18,153,376
Xeris Biopharma Holdings, Inc.
(a) (b)
......... 3,763,854 17,577,198
Zevra Therapeutics, Inc.
(a) (b)
.............. 1,374,491 12,109,266
1,020,461,826
Professional Services — 2.1%
Acuren Corp.
(a) (b)
..................... 2,444,720 26,989,709
Alight, Inc. , Class A ................... 10,780,027 61,014,953
Asure Software, Inc.
(a) (b)
................. 622,348 6,074,116
Barrett Business Services, Inc. ............ 624,779 26,047,036
BlackSky Technology, Inc.
(a) (b)
............. 701,890 14,444,896
CBIZ, Inc.
(a) (b)
........................ 1,303,414 93,467,818
Conduent, Inc.
(a)
..................... 3,909,261 10,320,449
CRA International, Inc. ................. 164,407 30,804,940
CSG Systems International, Inc. ........... 712,927 46,561,262

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
ExlService Holdings, Inc.
(a)
.............. 137,648 $ 6,027,606
Exponent, Inc. ....................... 1,258,812 94,045,844
First Advantage Corp.
(a) (b)
............... 1,968,097 32,690,091
FiscalNote Holdings, Inc. , Class A
(a) (b)
....... 140,516 75,373
Forrester Research, Inc.
(a) (b)
.............. 297,338 2,943,646
Franklin Covey Co.
(a) (b)
................. 270,002 6,161,446
Heidrick & Struggles International, Inc. ...... 511,799 23,419,922
HireQuest, Inc. ...................... 108,018 1,081,260
Huron Consulting Group, Inc.
(a) (b)
.......... 427,342 58,776,619
IBEX Holdings Ltd.
(a)
................... 257,747 7,500,438
ICF International, Inc. .................. 459,125 38,892,479
Innodata, Inc.
(a) (b)
..................... 758,912 38,871,473
Insperity, Inc. ........................ 899,454 54,075,174
Kelly Services, Inc. , Class A, NVS ......... 779,760 9,130,990
Kforce, Inc. ......................... 449,752 18,498,300
Korn Ferry ......................... 1,291,548 94,709,215
Legalzoom.com, Inc.
(a)
................. 2,785,145 24,815,642
Maximus, Inc. ....................... 1,412,974 99,190,775
Mistras Group, Inc.
(a)
.................. 436,166 3,493,690
NV5 Global, Inc.
(a)
.................... 1,450,899 33,501,258
Planet Labs PBC , Class A
(a) (b)
............. 5,377,568 32,803,165
RCM Technologies, Inc.
(a)
............... 82,777 1,951,054
Resolute Holdings Management, Inc.
(a) (b)
..... 89,243 2,844,174
Resources Connection, Inc. .............. 858,992 4,612,787
Skillsoft Corp. , Class A
(a)
................ 83,515 1,333,734
Spire Global, Inc. , Class A
(a) (b)
............ 686,799 8,172,908
TriNet Group, Inc. .................... 750,464 54,888,937
TrueBlue, Inc.
(a) (b)
..................... 755,532 4,895,847
TTEC Holdings, Inc.
(a)
.................. 548,880 2,640,113
Upwork, Inc.
(a) (b)
...................... 3,119,059 41,920,153
Verra Mobility Corp. , Class A
(a)
............ 4,007,966 101,762,257
Willdan Group, Inc.
(a)
.................. 347,519 21,723,413
WNS Holdings Ltd.
(a) (b)
................. 1,014,659 64,167,035
1,307,341,997
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.
(a)
.......... 31,249 441,236
Anywhere Real Estate, Inc.
(a)
............. 2,669,959 9,665,252
Compass, Inc. , Class A
(a)
................ 11,408,955 71,648,237
Cushman & Wakefield plc
(a)
.............. 3,370,926 37,316,151
Douglas Elliman, Inc.
(a) (b)
................ 1,677,919 3,892,772
eXp World Holdings, Inc.
(b)
............... 2,003,556 18,232,360
Forestar Group, Inc.
(a)
.................. 483,184 9,663,680
FRP Holdings, Inc.
(a) (b)
.................. 294,253 7,912,463
Kennedy-Wilson Holdings, Inc. ............ 3,016,483 20,512,084
Marcus & Millichap, Inc. ................ 615,839 18,912,416
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 179,070 3,257,283
Newmark Group, Inc. , Class A ............ 3,463,374 42,079,994
Offerpad Solutions, Inc. , Class A
(a) (b)
........ 34,967 31,820
RE/MAX Holdings, Inc. , Class A
(a)
.......... 475,297 3,887,929
Real Brokerage, Inc. (The)
(a) (b)
............ 2,674,299 12,061,088
RMR Group, Inc. (The) , Class A ........... 411,200 6,723,120
Seaport Entertainment Group, Inc.
(a)
........ 151,710 2,829,392
St. Joe Co. (The) ..................... 955,006 45,553,786
Star Holdings
(a)
...................... 63,178 493,420
Stratus Properties, Inc.
(a)
................ 150,185 2,835,493
Tejon Ranch Co.
(a) (b)
................... 528,885 8,969,890
Transcontinental Realty Investors, Inc.
(a)
..... 33,974 1,447,632
328,367,498
Residential REITs — 0.4%
Apartment Investment & Management Co. , Class
A ............................. 3,391,118 29,333,171
BRT Apartments Corp. ................. 299,790 4,688,716
Centerspace ........................ 421,880 25,392,957
Security
Shares
Shares Value
Residential REITs (continued)
Clipper Realty, Inc. .................... 331,817 $ 1,217,768
Elme Communities .................... 2,228,304 35,430,034
Independence Realty Trust, Inc. ........... 5,828,431 103,104,944
NexPoint Residential Trust, Inc. ........... 567,370 18,904,768
UMH Properties, Inc. .................. 1,952,492 32,782,341
Veris Residential, Inc. .................. 2,039,353 30,365,966
281,220,665
Retail REITs — 1.3%
Acadia Realty Trust
(b)
.................. 3,357,311 62,345,265
Alexander's, Inc. ..................... 54,683 12,321,174
CBL & Associates Properties, Inc. .......... 507,081 12,874,787
Curbline Properties Corp. ............... 2,443,304 55,780,630
FrontView REIT, Inc. ................... 431,279 5,175,348
Getty Realty Corp. .................... 1,299,362 35,914,366
InvenTrust Properties Corp. .............. 2,010,912 55,098,989
Kite Realty Group Trust ................. 5,579,420 126,373,863
Macerich Co. (The) ................... 6,381,944 103,259,854
NETSTREIT Corp. .................... 2,038,678 34,514,818
Phillips Edison & Co., Inc. ............... 3,177,863 111,320,541
Saul Centers, Inc. .................... 280,011 9,559,575
SITE Centers Corp. ................... 1,269,816 14,361,619
Tanger, Inc. ......................... 2,810,891 85,957,047
Urban Edge Properties ................. 3,164,651 59,052,388
Whitestone REIT ..................... 1,208,559 15,082,816
798,993,080
Semiconductors & Semiconductor Equipment — 2.8%
ACM Research, Inc. , Class A
(a) (b)
........... 1,264,579 32,752,596
Aehr Test Systems
(a) (b)
.................. 709,532 9,174,249
Aeluma, Inc.
(a)
....................... 172,944 2,831,093
Alpha & Omega Semiconductor Ltd.
(a) (b)
...... 618,455 15,869,555
Ambarella, Inc.
(a) (b)
.................... 1,017,803 67,241,155
Atomera, Inc.
(a) (b)
..................... 652,399 3,288,091
Axcelis Technologies, Inc.
(a) (b)
............. 809,761 56,432,244
CEVA, Inc.
(a) (b)
....................... 589,686 12,961,298
Cohu, Inc.
(a) (b)
....................... 1,143,984 22,010,252
Credo Technology Group Holding Ltd.
(a)
...... 3,658,857 338,773,570
Diodes, Inc.
(a)
....................... 1,151,173 60,885,540
Everspin Technologies, Inc.
(a)
............. 104,621 658,066
FormFactor, Inc.
(a)
.................... 1,943,676 66,881,891
Ichor Holdings Ltd.
(a)
................... 851,263 16,718,805
Impinj, Inc.
(a) (b)
....................... 648,503 72,029,228
indie Semiconductor, Inc. , Class A
(a) (b)
....... 4,806,072 17,109,616
Kopin Corp.
(a)
....................... 3,552,377 5,435,137
Kulicke & Soffa Industries, Inc. ............ 1,309,601 45,312,195
MaxLinear, Inc.
(a)
..................... 2,037,064 28,946,680
Navitas Semiconductor Corp.
(a) (b)
.......... 3,343,584 21,900,475
NVE Corp. ......................... 115,414 8,495,625
PDF Solutions, Inc.
(a)
.................. 774,921 16,567,811
Penguin Solutions, Inc.
(a) (b)
............... 1,360,092 26,943,423
Photronics, Inc.
(a) (b)
.................... 1,551,340 29,211,732
Power Integrations, Inc.
(b)
............... 1,407,453 78,676,623
QuickLogic Corp.
(a)
.................... 70,502 434,292
Rambus, Inc.
(a) (b)
..................... 2,701,459 172,947,405
Rigetti Computing, Inc.
(a) (b)
............... 7,067,147 83,816,363
Semtech Corp.
(a) (b)
.................... 2,176,311 98,238,679
Silicon Laboratories, Inc.
(a) (b)
.............. 807,074 118,930,425
SiTime Corp.
(a) (b)
..................... 526,888 112,269,295
SkyWater Technology, Inc.
(a) (b)
............ 653,675 6,432,162
Synaptics, Inc.
(a) (b)
.................... 978,022 63,395,386
Ultra Clean Holdings, Inc.
(a)
.............. 1,117,534 25,222,742
Veeco Instruments, Inc.
(a) (b)
.............. 1,421,500 28,884,880
Wolfspeed, Inc.
(a) (b)
.................... 3,879,031 1,546,958
1,769,225,537

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software — 6.5%
8x8, Inc.
(a) (b)
......................... 3,224,035 $ 6,319,109
A10 Networks, Inc. .................... 1,819,394 35,205,274
ACI Worldwide, Inc.
(a)
.................. 2,647,615 121,552,005
Adeia, Inc. ......................... 2,736,578 38,695,213
Agilysys, Inc.
(a) (b)
..................... 645,408 73,989,573
Airship AI Holdings, Inc.
(a) (b)
.............. 497,121 2,928,043
Alarm.com Holdings, Inc.
(a)
.............. 1,181,591 66,842,603
Alkami Technology, Inc.
(a) (b)
.............. 1,703,114 51,331,856
Amplitude, Inc. , Class A
(a) (b)
.............. 2,182,337 27,060,979
Appian Corp. , Class A
(a) (b)
............... 996,864 29,766,359
Arteris, Inc.
(a) (b)
....................... 696,926 6,641,705
Asana, Inc. , Class A
(a) (b)
................. 2,340,023 31,590,311
AudioEye, Inc.
(a) (b)
.................... 205,810 2,397,687
AvePoint, Inc. , Class A
(a) (b)
............... 3,337,609 64,449,230
Bit Digital, Inc.
(a) (b)
..................... 4,581,842 10,034,234
Bitdeer Technologies Group , Class A
(a)
...... 2,025,314 23,250,605
Blackbaud, Inc.
(a)
..................... 958,297 61,532,250
BlackLine, Inc.
(a) (b)
.................... 1,319,518 74,711,109
Blend Labs, Inc. , Class A
(a)
.............. 5,334,706 17,604,530
Box, Inc. , Class A
(a) (b)
.................. 3,503,654 119,719,857
Braze, Inc. , Class A
(a) (b)
................. 1,907,591 53,603,307
C3.ai, Inc. , Class A
(a) (b)
................. 3,026,004 74,348,918
Cerence, Inc.
(a) (b)
..................... 1,100,401 11,235,094
Cipher Mining, Inc.
(a) (b)
.................. 6,639,914 31,738,789
Cleanspark, Inc.
(a) (b)
................... 6,940,204 76,550,450
Clear Secure, Inc. , Class A .............. 2,090,796 58,040,497
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
. 6,150,242 134,874,807
Commvault Systems, Inc.
(a)
.............. 1,104,755 192,591,939
Consensus Cloud Solutions, Inc.
(a) (b)
........ 488,613 11,267,416
Core Scientific, Inc.
(a) (b)
................. 6,894,304 117,685,769
CoreCard Corp.
(a)
..................... 104,747 3,034,521
CS Disco, Inc.
(a)
...................... 722,241 3,156,193
Daily Journal Corp.
(a) (b)
................. 31,658 13,367,590
Digimarc Corp.
(a) (b)
.................... 401,876 5,308,782
Digital Turbine, Inc.
(a) (b)
................. 2,564,815 15,132,409
Domo, Inc. , Class B
(a) (b)
................. 859,726 12,010,372
D-Wave Quantum, Inc.
(a) (b)
............... 7,193,719 105,316,046
E2open Parent Holdings, Inc. , Class A
(a)
..... 4,609,210 14,887,748
eGain Corp.
(a) (b)
...................... 439,894 2,749,337
EverCommerce, Inc.
(a) (b)
................ 440,632 4,626,636
Expensify, Inc. , Class A
(a)
............... 1,325,085 3,431,970
Five9, Inc.
(a)
........................ 1,873,574 49,612,240
Freshworks, Inc. , Class A
(a) (b)
............. 5,121,759 76,365,427
Hut 8 Corp.
(a) (b)
...................... 2,363,710 43,965,006
I3 Verticals, Inc. , Class A
(a) (b)
............. 582,284 16,001,164
Intapp, Inc.
(a) (b)
....................... 1,390,766 71,791,341
InterDigital, Inc. ...................... 647,097 145,098,560
Jamf Holding Corp.
(a)
.................. 1,743,124 16,577,109
Kaltura, Inc.
(a) (b)
...................... 2,268,453 4,559,591
Life360, Inc.
(a) (b)
...................... 404,900 26,419,725
LiveRamp Holdings, Inc.
(a) (b)
.............. 1,613,054 53,295,304
MARA Holdings, Inc.
(a) (b)
................ 8,672,439 135,983,844
Mercurity Fintech Holding, Inc.
(a) (b)
.......... 621,727 2,393,649
Meridianlink, Inc.
(a) (b)
................... 825,719 13,401,419
Mitek Systems, Inc.
(a) (b)
................. 1,119,467 11,082,723
N-able, Inc.
(a)
........................ 1,812,775 14,683,478
NCR Voyix Corp.
(a) (b)
................... 3,598,794 42,213,854
NextNav, Inc.
(a) (b)
..................... 2,196,452 33,386,070
Olo, Inc. , Class A
(a) (b)
................... 2,903,593 25,841,978
ON24, Inc.
(a) (b)
....................... 847,001 4,599,215
OneSpan, Inc. ....................... 929,979 15,521,350
Ooma, Inc.
(a)
........................ 635,758 8,201,278
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 1,053,421 22,458,936
PagerDuty, Inc.
(a) (b)
.................... 2,121,647 32,418,766
Porch Group, Inc.
(a) (b)
.................. 2,024,947 23,874,125
Security
Shares
Shares Value
Software (continued)
Progress Software Corp. ................ 1,065,178 $ 68,000,964
PROS Holdings, Inc.
(a) (b)
................ 1,106,947 17,334,790
Q2 Holdings, Inc.
(a) (b)
................... 1,558,153 145,827,539
Qualys, Inc.
(a)
....................... 911,101 130,169,000
Rapid7, Inc.
(a)
....................... 1,589,101 36,755,906
Red Violet, Inc. ...................... 286,680 14,104,656
Rekor Systems, Inc.
(a)
.................. 112,682 130,711
ReposiTrak, Inc.
(b)
.................... 277,702 5,456,844
Rezolve AI plc
(a)
...................... 2,267,437 6,972,369
Rimini Street, Inc.
(a)
................... 1,284,803 4,843,707
Riot Platforms, Inc.
(a) (b)
................. 8,267,001 93,417,111
Roadzen, Inc.
(a) (b)
..................... 183,477 179,807
Sapiens International Corp. NV ........... 772,799 22,604,371
SEMrush Holdings, Inc. , Class A
(a) (b)
........ 1,140,022 10,317,199
Silvaco Group, Inc.
(a) (b)
................. 149,973 707,873
SoundHound AI, Inc. , Class A
(a) (b)
.......... 9,160,814 98,295,534
SoundThinking, Inc.
(a)
.................. 233,660 3,050,431
Sprinklr, Inc. , Class A
(a)
................. 2,768,063 23,417,813
Sprout Social, Inc. , Class A
(a) (b)
............ 1,292,891 27,034,351
SPS Commerce, Inc.
(a) (b)
................ 949,623 129,234,194
Synchronoss Technologies, Inc.
(a) (b)
......... 197,811 1,355,005
Telos Corp.
(a)
........................ 1,495,730 4,741,464
Tenable Holdings, Inc.
(a)
................ 2,983,741 100,790,771
Terawulf, Inc.
(a) (b)
..................... 6,708,247 29,382,122
Varonis Systems, Inc.
(a) (b)
................ 2,759,574 140,048,381
Verint Systems, Inc.
(a) (b)
................. 1,567,047 30,823,814
Vertex, Inc. , Class A
(a) (b)
................. 1,623,243 57,357,291
Viant Technology, Inc. , Class A
(a) (b)
......... 411,347 5,442,121
Weave Communications, Inc.
(a)
........... 1,459,720 12,144,870
WM Technology, Inc. , Class A
(a)
........... 2,051,753 1,838,371
Workiva, Inc. , Class A
(a) (b)
............... 1,257,240 86,058,078
Xperi, Inc.
(a) (b)
....................... 1,125,588 8,903,401
Yext, Inc.
(a) (b)
........................ 2,592,742 22,038,307
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 4,698,836 72,784,970
4,111,891,410
Specialized REITs — 0.5%
Farmland Partners, Inc. ................ 1,081,560 12,448,755
Four Corners Property Trust, Inc. .......... 2,529,713 68,074,577
Gladstone Land Corp. ................. 826,382 8,404,305
Outfront Media, Inc. ................... 3,580,087 58,427,020
PotlatchDeltic Corp. ................... 1,968,194 75,519,604
Safehold, Inc.
(b)
...................... 1,418,330 22,069,215
Smartstop Self Storage REIT, Inc. .......... 692,939 25,105,180
Uniti Group, Inc.
(a)
.................... 6,022,611 26,017,679
296,066,335
Specialty Retail — 2.3%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 567,135 2,790,304
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 1,178,691 97,654,549
Academy Sports & Outdoors, Inc.
(b)
......... 1,662,290 74,487,215
Advance Auto Parts, Inc. ................ 1,495,771 69,538,394
American Eagle Outfitters, Inc. ............ 4,110,022 39,538,412
America's Car-Mart, Inc.
(a) (b)
.............. 186,258 10,437,898
Arhaus, Inc. , Class A
(a)
................. 1,283,152 11,124,928
Arko Corp. ......................... 1,931,361 8,169,657
Asbury Automotive Group, Inc.
(a) (b)
.......... 491,176 117,165,123
BARK, Inc.
(a) (b)
....................... 2,864,941 2,519,716
Barnes & Noble Education, Inc.
(a)
.......... 361,417 4,253,878
Beyond, Inc.
(a) (b)
...................... 1,374,435 9,456,113
Boot Barn Holdings, Inc.
(a) (b)
.............. 768,626 116,831,152
Buckle, Inc. (The) .................... 787,564 35,716,027
Build-A-Bear Workshop, Inc. ............. 309,919 15,979,424
Caleres, Inc. ........................ 841,004 10,277,069
Camping World Holdings, Inc. , Class A ...... 1,502,954 25,835,779

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Citi Trends, Inc.
(a) (b)
.................... 127,108 $ 4,244,136
Designer Brands, Inc. , Class A ............ 941,750 2,241,365
EVgo, Inc. , Class A
(a) (b)
................. 3,223,254 11,764,877
Foot Locker, Inc.
(a)
.................... 2,139,887 52,427,231
Genesco, Inc.
(a) (b)
..................... 265,808 5,233,760
Group 1 Automotive, Inc.
(b)
............... 316,346 138,151,462
GrowGeneration Corp.
(a)
................ 325,048 303,952
Haverty Furniture Cos., Inc. .............. 348,201 7,085,890
J Jill, Inc. .......................... 184,866 2,706,438
Lands' End, Inc.
(a) (b)
................... 318,264 3,408,607
Leslie's, Inc.
(a)
....................... 467,127 196,147
MarineMax, Inc.
(a) (b)
................... 483,545 12,156,321
Monro, Inc. ......................... 741,290 11,052,634
National Vision Holdings, Inc.
(a)
........... 1,952,588 44,929,050
ODP Corp. (The)
(a)
.................... 706,210 12,803,587
OneWater Marine, Inc. , Class A
(a) (b)
......... 287,694 3,852,223
Petco Health & Wellness Co., Inc.
(a) (b)
....... 2,011,943 5,693,799
RealReal, Inc. (The)
(a) (b)
................. 2,416,601 11,575,519
Revolve Group, Inc. , Class A
(a) (b)
........... 1,012,053 20,291,663
Sally Beauty Holdings, Inc.
(a) (b)
............ 2,578,012 23,872,391
Shoe Carnival, Inc. .................... 462,818 8,659,325
Signet Jewelers Ltd. ................... 1,043,376 83,000,561
Sleep Number Corp.
(a) (b)
................ 536,794 3,626,043
Sonic Automotive, Inc. , Class A ........... 373,290 29,837,070
Stitch Fix, Inc. , Class A
(a) (b)
............... 2,684,605 9,933,039
ThredUp, Inc. , Class A
(a) (b)
............... 2,293,674 17,179,618
Tile Shop Holdings, Inc.
(a) (b)
.............. 666,565 4,239,353
Tilly's, Inc. , Class A
(a) (b)
................. 78,355 108,130
Torrid Holdings, Inc.
(a) (b)
................. 582,697 1,718,956
Upbound Group, Inc. .................. 1,318,287 33,089,004
Urban Outfitters, Inc.
(a) (b)
................ 1,583,147 114,841,483
Victoria's Secret & Co.
(a) (b)
............... 1,719,688 31,848,622
Warby Parker, Inc. , Class A
(a) (b)
............ 2,461,499 53,980,673
Winmark Corp. ...................... 73,280 27,671,261
Zumiez, Inc.
(a) (b)
...................... 383,107 5,079,999
1,450,579,827
Technology Hardware, Storage & Peripherals — 0.6%
CompoSecure, Inc. , Class A
(a)
............ 1,112,541 15,675,703
Corsair Gaming, Inc.
(a) (b)
................ 1,198,922 11,305,834
CPI Card Group, Inc.
(a)
................. 149,159 3,538,051
Diebold Nixdorf, Inc.
(a) (b)
................. 654,031 36,233,317
Eastman Kodak Co.
(a) (b)
................. 1,672,310 9,448,552
Immersion Corp. ..................... 758,751 5,978,958
IonQ, Inc.
(a) (b)
........................ 5,925,413 254,614,997
Quantum Computing, Inc.
(a)
.............. 2,156,298 41,336,233
Turtle Beach Corp.
(a) (b)
.................. 409,657 5,665,556
Xerox Holdings Corp. .................. 2,999,538 15,807,565
399,604,766
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(a) (b)
................. 2,891,693 51,182,966
Carter's, Inc. ........................ 882,908 26,602,018
Ermenegildo Zegna NV
(b)
............... 1,490,964 12,747,742
Figs, Inc. , Class A
(a) (b)
.................. 2,249,880 12,689,323
G-III Apparel Group Ltd.
(a) (b)
.............. 988,293 22,137,763
Hanesbrands, Inc.
(a) (b)
.................. 8,852,494 40,544,423
Kontoor Brands, Inc. ................... 1,378,986 90,971,706
Lakeland Industries, Inc. ................ 202,573 2,757,019
Movado Group, Inc. ................... 400,842 6,112,840
Oxford Industries, Inc. ................. 358,635 14,435,059
Rocky Brands, Inc. .................... 176,689 3,920,729
Steven Madden Ltd. ................... 1,746,164 41,873,013
Superior Group of Cos., Inc. ............. 323,887 3,336,036
Vera Bradley, Inc.
(a)
................... 30,295 66,952
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc. .............. 2,018,959 $ 36,502,779
365,880,368
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
............... 456,737 1,169,247
Turning Point Brands, Inc.
(b)
.............. 431,539 32,697,710
Universal Corp. ...................... 609,823 35,516,091
69,383,048
Trading Companies & Distributors — 1.4%
Alta Equipment Group, Inc. , Class A ........ 544,528 3,441,417
BlueLinx Holdings, Inc.
(a)
................ 201,205 14,965,628
Boise Cascade Co. ................... 956,596 83,051,665
Custom Truck One Source, Inc.
(a) (b)
......... 1,477,793 7,300,297
Distribution Solutions Group, Inc.
(a) (b)
........ 242,822 6,670,320
DNOW, Inc.
(a)
....................... 2,694,831 39,964,344
DXP Enterprises, Inc.
(a)
................. 325,790 28,555,493
EVI Industries, Inc. .................... 124,730 2,722,856
FTAI Aviation Ltd. ..................... 275,916 31,741,377
GATX Corp. ........................ 894,104 137,298,610
Global Industrial Co. ................... 351,262 9,487,587
GMS, Inc.
(a) (b)
........................ 963,681 104,800,309
Herc Holdings, Inc. .................... 816,709 107,552,408
Hudson Technologies, Inc.
(a)
............. 1,000,117 8,120,950
Karat Packaging, Inc. .................. 168,908 4,756,449
McGrath RentCorp .................... 609,008 70,620,568
MRC Global, Inc.
(a) (b)
................... 2,156,118 29,560,378
NPK International, Inc.
(a)
................ 2,032,217 17,294,167
Rush Enterprises, Inc. , Class A ........... 1,559,269 80,317,946
Rush Enterprises, Inc. , Class B ........... 232,474 12,200,236
Titan Machinery, Inc.
(a) (b)
................ 525,571 10,411,561
Transcat, Inc.
(a) (b)
..................... 228,365 19,630,255
Willis Lease Finance Corp. .............. 89,745 12,813,791
Xometry, Inc. , Class A
(a) (b)
............... 1,088,682 36,786,565
880,065,177
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 495,020 4,836,345
Water Utilities — 0.4%
American States Water Co. .............. 955,399 73,240,887
Cadiz, Inc.
(a) (b)
....................... 1,317,121 3,938,192
California Water Service Group ........... 1,488,017 67,675,013
Consolidated Water Co. Ltd. ............. 372,233 11,174,435
Global Water Resources, Inc. ............. 233,944 2,383,889
H2O America ....................... 799,493 41,549,651
Middlesex Water Co. .................. 443,447 24,025,959
Pure Cycle Corp.
(a) (b)
................... 489,271 5,244,985
York Water Co. (The) .................. 333,635 10,542,866
239,775,877
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
....................... 1,707,111 25,060,390
Spok Holdings, Inc. ................... 478,555 8,460,852
Telephone & Data Systems, Inc. ........... 2,457,620 87,442,120
120,963,362
Total Common Stocks — 99 .8%
(Cost: $ 86,985,457,743 ) ............................ 63,588,716,563

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR
(b)
........... 272,340 $ 130,723
Contra Chinook Therape, CVR
(b)
.......... 1,316,575 210,652
Oncternal Therapeutics, Inc., CVR
(b)
........ 13,273 13,605
Sanofi Aatd, Inc., CVR ................. 794,436 913,602
1,268,582
Total Rights — 0.0%
(Cost: $ 541,605 ) ................................. 1,268,582
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 39,821 81,434
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. ( Issued/Exercisable
09/01/20 , 1 Share for 1 Warrant, Expires
09/01/25 , Strike Price USD 133.70 )
(a) (b)
.... 46,322 30,109
Total Warrants — 0.0%
(Cost: $ 3,782,609 ) ............................... 111,543
Total Long-Term Investments — 99.8%
(Cost: $ 86,989,781,957 ) ............................ 63,590,096,688
Short-Term Securities
Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e) (f) (g)
................. 6,845,412,926 6,848,151,091
Total Short-Term Securities — 10 .7%
(Cost: $ 6,844,472,336 ) ............................ 6,848,151,091
Total Investments — 110 .5%
(Cost: $ 93,834,254,293 ) ............................ 70,438,247,779
Liabilities in Excess of Other Assets — (10.5) % ............ (6,720,391,814)
Net Assets — 100.0% ...............................
$ 63,717,855,965
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(g)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,509,822,649 $ 338,790,866
(a)
$ — $ 123,162 $ (585,586) $ 6,848,151,091 6,845,412,926 $ 13,948,785
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(c)
............. 95,917,690 — (95,917,690)
(a)
— — — — 1,157,573 —
$ 123,162 $ (585,586) $ 6,848,151,091 $ 15,106,358 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 2,372 09/19/25 $ 259,936 $ 2,118,652

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 63,588,716,555 $ — $ 8 $ 63,588,716,563
Rights ................................................ — — 1,268,582 1,268,582
Warrants .............................................. 30,109 81,434 — 111,543
Short-Term Securities
Money Market Funds ...................................... 6,848,151,091 — — 6,848,151,091
$ 70,436,897,755 $ 81,434 $ 1,268,590 $ 70,438,247,779
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,118,652 $ — $ — $ 2,118,652
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust